As filed with the Securities and Exchange Commission December 22, 2009

1933 Act No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes.)

DIMENSIONAL INVESTMENT GROUP INC.

(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code (512) 306-7400

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Investment Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and Address of Agent for Service)

Please send copies of all communications to:

Mark A. Sheehan, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8027

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered: Shares of common stock, with par value of one cent ($0.01) per share, of the U.S. Large Company Institutional Index Portfolio. No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on January 21, 2010, pursuant to Rule 488 under the Securities Act of 1933, as amended.

DIMENSIONAL FUND ADVISORS LP

Dimensional Investment Group Inc.

DFA Investment Dimensions Group Inc.

6300 Bee Cave Road, Building One

Austin, TX 78746

January [    ], 2010

Dear Shareholder:

We wish to provide you with some important information concerning your investment in the U.S. Large Company Portfolio (the “Target Fund”, a portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”). The Board of Directors of DFAIDG (the “DFAIDG Board”) has approved the reorganization of the Target Fund into the U.S. Large Company Institutional Index Portfolio (the “Acquiring Fund”), a portfolio of Dimensional Investment Group Inc. (“DIG”). The reorganization also has been approved by the Board of Directors of DIG (the “DIG Board”).

The Target Fund and the Acquiring Fund (each a “Fund,” and together the “Funds”) pursue identical investment objectives and have identical investment strategies. The Funds operate as feeder funds in a master-feeder structure, and each Fund invests substantially all of its assets in The U.S. Large Company Series (the “Master Fund”) of The DFA Investment Trust Company. The reorganization is expected to occur on February 26, 2010. Upon completion of the reorganization, you will become a shareholder of the Acquiring Fund, and you will receive shares of the Acquiring Fund equal in value to your shares in the Target Fund. As a shareholder of the Acquiring Fund, you will invest in a Fund that has total fees that are 0.045 of 1% lower than the total fees of the Target Fund. In conjunction with completing the reorganization, the Acquiring Fund will change its name to the “U.S. Large Company Portfolio.” Following the reorganization, the Acquiring Fund will continue to invest substantially all of its assets in the Master Fund. The reorganization is expected to be tax-free for federal income tax purposes, and no sales load, contingent deferred sales charge, commission, redemption fee, or other transaction fee will be charged by the Funds as a result of the reorganization.

The reorganization does not require shareholder approval, and you are not being asked to vote. However, we do ask that you review the enclosed combined Information Statement/Prospectus, which contains information about the Acquiring Fund, including fees and expenses.

Each of the DFAIDG Board and the DIG Board, including a majority of the independent directors of each Board, has approved unanimously the reorganization and believes the reorganization is in the best interests of the Target Fund and the Acquiring Fund, respectively, and their shareholders.

If you have questions, please call Dimensional Fund Advisors LP collect at 512-306-7400.

Thank you for investing with Dimensional.

Sincerely,

/s/ David G. Booth

David G. Booth

Chairman and Chief Executive Officer

INFORMATION STATEMENT/PROSPECTUS

Dated January [    ], 2010

Acquisition of Substantially All of the Assets of

U.S. LARGE COMPANY PORTFOLIO

(a portfolio of DFA Investment Dimensions Group Inc.)

By and in Exchange for Shares of

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

(a portfolio of Dimensional Investment Group Inc.)

Dimensional Investment Group Inc.

6300 Bee Cave Road, Building One

Austin, TX 78746

(512) 306-7400

This Information Statement/Prospectus is being furnished to shareholders of the U.S. Large Company Portfolio (the “Target Fund”), a portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Directors of DFAIDG (the “DFAIDG Board”). The Plan is attached to this Information Statement/Prospectus as Exhibit A. Under the Plan, (i) the U.S. Large Company Institutional Index Portfolio (the “Acquiring Fund”), a portfolio of Dimensional Investment Group Inc. (“DIG”), will acquire substantially all of the assets of the Target Fund, in exchange solely for shares of common stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund will be liquidated and dissolved (the “Reorganization”). The shares of the Acquiring Fund received by the shareholders of the Target Fund in the exchange will be equal in aggregate net asset value to the aggregate net asset value of their shares of the Target Fund as of the closing date of the Reorganization. The Reorganization also has been approved by the Board of Directors of DIG (the “DIG Board”). The Reorganization is expected to be effective on or about February 26, 2010.

The DFAIDG Board, including a majority of the independent directors, believes that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. Similarly, the DIG Board, including a majority of the independent directors, believes that the Reorganization is in the best interests of the Acquiring Fund, and that the interests of the Acquiring Fund’s shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Target Fund, the Acquiring Fund, and their shareholders.

THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATION PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT. WE ARE NOT ASKING YOU FOR A PROXY, AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The Target Fund is a diversified portfolio of DFAIDG, a corporation created under the laws of Maryland, which is registered with the U.S. Securities and Exchange Commission (the “Commission” or the “SEC”) as an open-end management investment company. The Acquiring Fund is a diversified portfolio of DIG, which also is a corporation created under the laws of Maryland, and which is registered with the Commission as an open-end management investment company. The investment objectives of the Target Fund and the Acquiring Fund (together, the “Funds”) are identical—to approximate the total investment return of the S&P 500® Index. The principal offices of DFAIDG and DIG are located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Funds are sponsored by Dimensional Fund Advisors LP (“Dimensional”). The principal offices of Dimensional are located at 6300 Bee Cave Road, Building One, Austin, Texas 78746.

This Information Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know before investing. A statement of additional information, dated January [    ], 2010, relating to this Information Statement/Prospectus and the proposed Reorganization, is available upon request and without charge by calling collect or writing to Dimensional at the phone number and address listed above. The prospectus of the Acquiring Fund, dated February 28, 2009 (as it may be supplemented through the date hereof)(the “Acquiring Fund Prospectus”) accompanies this Information Statement/Prospectus as Exhibit B, and is incorporated herein by reference, which means that the Acquiring Fund Prospectus is legally considered to be a part of this Information Statement/Prospectus.

Additional information about the Acquiring Fund, the Target Fund, and the proposed Reorganization, including the prospectuses, statements of additional information, and the most recent annual and semi-annual shareholder reports for the

Acquiring Fund and Target Fund, has been filed with the SEC and is available, free of charge, by (i) calling Dimensional collect at 512-306-7400, (ii) accessing the documents at the Funds’ website at http://www.dimensional.com, or (iii) writing to the Funds at the address listed on the cover of this Information Statement/Prospectus. In addition, these documents may be obtained from the EDGAR database on the Commission’s Internet site at http://www.sec.gov. You may review and copy the documents at the Commission’s Public Reference Room in Washington, DC (for information on the operation of the Commission’s Public Reference Room, call 202-551-8090). You may request documents by mail from the Commission, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102. You also may obtain this information upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov.

This Information Statement/Prospectus, dated January [    ], 2010, and the Exhibits are expected to be mailed to shareholders of the Target Fund on or about January [    ], 2010.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

i

SUMMARY

This Summary section is qualified in its entirety by reference to the additional information contained elsewhere in this Information Statement/Prospectus, the Agreement and Plan of Reorganization relating to the Reorganization, a form of which is attached to this Information Statement/Prospectus as Exhibit A, and the Acquiring Fund’s prospectus, which is attached as Exhibit B. Shareholders should read this entire Information Statement/Prospectus, including Exhibit A, carefully for more complete information.

How will the Reorganization work?

Under the Plan, substantially all of the Target Fund’s assets will be transferred to the Acquiring Fund, in exchange for shares of the Acquiring Fund of equivalent aggregate net asset value (“NAV”). Your shares of the Target Fund will be exchanged for shares of equivalent aggregate NAV of the Acquiring Fund. Because each Fund has a different NAV per share, the number of Acquiring Fund shares that you receive likely will be different than the number of Target Fund shares that you own, even though the total value of your investment will be the same immediately before and after the exchange. After shares of the Acquiring Fund are distributed to the Target Fund’s shareholders, the Target Fund will be completely liquidated and dissolved. (The proposed transaction is referred to in this Information Statement/Prospectus as the “Reorganization.”) As a result of the Reorganization, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. This exchange will occur on the closing date of the Reorganization, which is the specific date on which the Reorganization takes place. The closing date of the Reorganization is expected to occur on or about February 26, 2010.

Why did the Boards approve the Reorganization?

The DFAIDG Board, including all of DFAIDG’s Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (together, the “Independent Directors”) of the Target Fund, Dimensional, the Fund’s administrator, or DFA Securities LLC (“DFAS”), the Funds’ principal underwriter, after careful consideration, has determined that the Reorganization is in the best interests of the Target Fund and will not dilute the interests of the existing shareholders of the Target Fund. The DFAIDG Board made this determination based on various factors, which include those that are discussed in this Information Statement/Prospectus, under the discussion of the Reorganization in the section entitled “Reasons for the Reorganization.”

Similarly, the DIG Board, including all of DIG’s Directors who are not “interested persons” (as defined in the 1940 Act) (together, the “Independent Directors”) of the Acquiring Fund, Dimensional, or DFAS, has approved the Reorganization with respect to the Acquiring Fund. The DIG Board has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund’s shareholders will not be diluted as a result of the Reorganization.

How will the Reorganization affect me?

If the Reorganization is consummated, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. It is anticipated that the Reorganization will benefit you in several ways, including the following:

Cost Savings. The Target Fund presently pays an administrative fee of 0.095 of 1% to Dimensional for the administrative services that Dimensional provides to the Target Fund, and by investing in the Master Fund, pays a management fee of .025 of 1% to Dimensional, for a total fee of 0.12 of 1%. The Acquiring Fund pays an administrative fee of 0.05 of 1% to Dimensional for the administrative services that Dimensional provides to the Acquiring Fund, and by investing in the Master Fund, pays a management fee of 0.025 of 1% to Dimensional for a total fee of 0.075 of 1%. The proposed Reorganization will result in a lower administrative fee for the shareholders of the Target Fund, and the total fee investors will pay as investors in the Fund will decrease by 0.045 of 1%, from 0.12 of 1% to 0.075 of 1%.

For a more detailed comparison of the Funds’ fees and expenses, see the section below “What are the fees and expenses of the Funds and what might they be after the Reorganization?”

Operating Efficiencies and Diversification. Upon the Reorganization, the Target Fund’s shareholders will become shareholders of a larger fund that may be able to achieve greater operating efficiencies from economies of scale.

Who will bear the costs associated with the Reorganization?

It is anticipated that the total costs of the Reorganization, including the expenses of preparing, printing, and mailing this Information Statement/Prospectus, will be approximately $130,000. These expenses will be paid by the Target Fund.

What are the federal income tax consequences of the Reorganization?

As a condition to the closing of the Reorganization, the Target Fund and the Acquiring Fund must receive an opinion of Stradley, Ronon, Stevens & Young LLP (“Stradley Ronon”) to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither you nor, in general, the Target Fund will recognize gain or loss as a direct result of the Reorganization of the Target Fund, and the holding period and aggregate tax basis for the Acquiring Fund shares that you receive will be the same as the holding period and aggregate tax basis of the Target Fund shares that you surrender in the Reorganization.

You should, however, consult your tax advisor regarding the effect, if any, of the Reorganization, in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences. For more information about the tax consequences of the Reorganization, please see the section “Information About the Reorganization—What are the tax consequences of the Reorganization?”

COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS

How do the Funds’ investment objectives, investment strategies, and investment policies compare?

The Target Fund and the Acquiring Fund have identical investment objectives: to approximate the total investment return of the S&P 500® Index. Each Fund’s investment objective is fundamental and cannot be changed without shareholder approval. The Target Fund and the Acquiring Fund, as feeder funds, pursue identical investment strategies. Both Funds seek to achieve their investment objectives primarily by investing substantially all of their assets in the shares of the Master Fund, which intends to invest in all of the stocks that comprise the S&P 500® Index in approximately the proportions that the stocks are represented in the S&P 500® Index. The investment policies of the Funds are identical.

For further information about the Funds’ investment objectives and investment strategies, see “Comparison of the Funds’ Investment Objectives, Principal Investment Strategies, and Portfolio Management,” below.

The Funds have adopted identical fundamental investment restrictions, which may not be changed without prior shareholder approval. The Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Fund’s statement of additional information, dated February 29, 2009 (as supplemented through the date hereof), which is incorporated by reference into the statement of additional information relating to this Information Statement/Prospectus, and is available upon request.

What are the principal risks of an investment in the Funds?

An investment in each Fund involves risks common to most mutual funds. There is no guarantee against losses resulting from investments in the Funds, nor that the Funds will achieve their investment objectives. The risks associated with an investment in each Fund are identical, and include the risks associated with fluctuations in the securities markets—i.e., the risks associated with investment in equity securities. You may lose money if you invest in the Funds.

For further information about the risks of investments in the Funds, see “What are the principal risks of investing in the Funds?”

How do the performance records of the Funds compare?

The bar charts and tables below illustrate the variability of the Funds’ returns and are meant to provide some indication of the risks of investing in the Funds. The bar charts show the changes in performance from year to year. The tables illustrate how annualized one-year, five-year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future results. The index in each table does not reflect a deduction for fees, expenses, or taxes.

The after-tax returns presented for the Funds are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Funds through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Large Company Portfolio Institutional Class Shares

January 1999-December 2008
Highest Quarter	Lowest Quarter

15.34 (4/03-6/03)	-21.77(10/08-12/08)

	Periods ending December 31, 2008
Annualized Returns (%)	One Year	Five Years	Ten Years

U.S. Large Company Portfolio
Return Before Taxes	-36.78	-2.19	-1.47
Return After Taxes on Distributions	-37.07	-2.53	-1.87
Return After Taxes on Distributions and Sale of Portfolio Shares	-23.56	-1.82	-1.33
S&P 500® Index(1)	-37.00	-2.19	-1.38
(1)	Copyright© 2007, Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. All rights reserved.

U.S. Large Company Institutional Index Portfolio

January 2000-December 2008
Highest Quarter	Lowest Quarter

15.49 (4/03-6/03)	-21.78 (10/08-12/08)

	Periods ending December 31, 2008
Annualized Returns (%)	One Year	Five Years	Since 9/23/99 Inception

U.S. Large Company Institutional Index Portfolio
Return Before Taxes	-36.76	-2.13	-2.04
Return After Taxes on Distributions	-37.07	-2.50	-2.43
Return After Taxes on Distributions and Sale of Portfolio Shares	-23.55	-1.78	-1.80
S&P 500® Index(1)	-37.00	-2.19	-2.02
(1)	Copyright® 2007, Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. All rights reserved.

For the period January 1 to September 30, 2009, total returns were 19.39% (for the Target Fund) and 19.48% (for the Acquiring Fund).

What are the fees and expenses of the Funds and what might they be after the Reorganization?

Shareholders of both Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in each table appearing below are based on the expenses of the Funds for the six month period ended April 30, 2009. The table also shows the pro forma expenses of the combined Acquiring Fund after giving effect to the Reorganization, based on pro forma net assets as of April 30, 2009. Pro forma numbers are estimated in good faith and are hypothetical. The tables below reflect the expenses of each Fund and the Master Fund through which the Funds invest in securities. Actual expenses may vary significantly. You will not pay any sales load, contingent deferred sales charge, commission, redemption fee, or other transaction fee in connection with the Reorganization.

	Target Fund	Acquiring Fund	Pro Forma— Acquiring Fund after Reorganization
Shareholder Fees (fees paid directly from your investment):	None	None	None

Annual Fund Operating Expenses for the Target Fund and the Acquiring Fund

(expenses deducted from Fund assets)

	Target Fund	Acquiring Fund		Pro Forma— Acquiring Fund after Reorganization
Management Fee*	0.12%	0.075%		0.075%
Other Expenses	0.04%	0.045%		0.035%

Total Annual Operating Expenses	0.16%	0.12%		0.11%

Fee Waiver and/or Expense Reimbursements	0.01%**	0.02	%***	0.01	%***

Net Expenses	0.15%	0.10%		0.10%

*	The “Management Fee” includes the investment management fee payable by the Master Fund and an administration fee payable by the Fund. The amount set forth in “other expenses” represents the aggregate amount that is payable by both the Master Fund and the Fund.

**	Pursuant to the Fee Waiver and Expense Assumption Agreement for the Target Fund, Dimensional has agreed to waive its administration fee and to assume the Target Fund’s direct and indirect expenses (including the expenses the Target Fund bears as a shareholder of the Master Fund) to the extent necessary to limit the expenses of the Target Fund to 0.15% of the Target Fund’s average net assets on an annualized basis. At any time that the annualized expenses of the Target Fund are less than the rate listed above for the Target Fund on an annualized basis, Dimensional retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Target Fund’s annualized expenses to exceed 0.15% of its average net assets on an annualized basis. The Target Fund is not obligated to reimburse Dimensional for fees previously waived or expenses previously assumed by Dimensional more than thirty-six months before the date of such reimbursement.

***

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Acquiring Fund, Dimensional has agreed to waive its administration fee to the extent necessary to reduce the Acquiring Fund’s expenses to the extent that its total direct and indirect expenses (including the expenses the Acquiring Fund bears as a shareholder of the Master Fund) exceed 0.10% of the Acquiring Fund’s average daily net assets on an annualized basis. At any time that the total direct and indirect expenses of the Acquiring Fund are less than

0.10% of its average daily net assets on an annualized basis, Dimensional retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Acquiring Fund’s total direct and indirect expenses to exceed 0.10% of its average net assets on an annualized basis. The Acquiring Fund is not obligated to reimburse Dimensional for fees waived by Dimensional more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from March 1, 2009 to March 1, 2010, and shall continue in effect from year to year thereafter unless terminated by DIG or Dimensional.

Expense Examples

These Examples are meant to help you compare the cost of investing in the Acquiring Fund with the cost of investing in the Target Fund.

The Examples assume that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund	$15	$51	$89	$204
Acquiring Fund	$10	$37	$66	$152
Pro Forma—Acquiring Fund after Reorganization	$10	$34	$61	$140

These Examples summarize the aggregate estimated annual operating expenses before any waivers of both the Funds and the Master Fund. The costs for the Funds reflect the “Net Expenses” for the Funds that result from the contractual fee waivers in the first year only.

What are the distribution arrangements for the Funds?

The Funds are distributed by DFAS, which serves as the principal underwriter for the shares of the Funds. DFAS is a wholly-owned subsidiary of Dimensional. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401. Pursuant to DFAS’s Amended and Restated Distribution Agreements (together, the “Distribution Agreements”) with each of DFAIDG and DIG, DFAS uses its best efforts to arrange for the sale of the Funds’ shares, which are continuously offered. No sales charges are paid by investors or the Funds. No compensation is paid by the Funds to DFAS under the Distribution Agreements.

The Target Fund is authorized to offer three classes of shares—the Institutional class, the Class R1, and the Class R2 shares. Presently, the Target Fund offers only the Institutional class shares, which do not charge a front-end sales load at the time of purchase or a contingent deferred sales load at the time of redemption.

The Acquiring Fund is authorized to, and currently offers, one class of shares, which does not charge a front-end sales load at the time of purchase or a contingent-deferred sales load at the time of redemption.

What are the Funds’ arrangements for purchases, exchanges, and redemptions?

The procedures for purchasing, exchanging and redeeming shares of the Target Fund and the Acquiring Fund, and the Funds’ policies regarding excessive or short-term trading, are identical. You may refer to the Acquiring Fund’s prospectus, attached hereto as Exhibit B, under the sections titled “Purchase of Shares” and “Redemption of Shares” for the procedures applicable to purchases, exchanges, and redemptions of the shares of each Fund.

Shares of each Fund generally are available to institutional investors, retirement plans, and clients of registered investment advisors. There is currently no minimum initial or subsequent investment requirement for either Fund. Shares may be purchased by an investor contacting Dimensional to notify Dimensional of the proposed investment. All investments are subject to the approval of Dimensional. Shares also may be purchased by individuals through certain securities firms and investment advisory organizations.

The purchase price of a share of each Fund is its NAV. The net asset value per share of each Fund is calculated after the close of the New York Stock Exchange (the “NYSE”) (normally, 1:00 p.m. Pacific Time) on each day the NYSE is open. Provided that Dimensional or the Fund’s transfer agent has received the investor’s Account Registration Form in good order, and the custodian has received the investor’s payment, shares of the Fund will be priced at the public offering price, which is the NAV of the shares next determined after receipt of the investor’s funds by the custodian. Each Fund reserves the right to reject any initial or subsequent investment request.

The Target Fund and the Acquiring Fund permit their shareholders to exchange shares of the Target Fund and the Acquiring Fund, respectively, for shares of other portfolios of DFAIDG and DIG. An exchange involves the simultaneous redemption of shares of one fund and the purchase of shares of another fund at each fund’s respective closing NAV next determined after the request for exchange has been received, and is a taxable transaction.

Each Fund redeems its shares at the NAV of such shares next determined after receipt of a written request for redemption in good order by the Fund’s transfer agent (or by a financial intermediary or sub-designee, if applicable).

Each Fund is intended for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Funds, including but not limited to market timing. The DFAIDG Board and the DIG Board have adopted an identical policy (the “Trading Policy”) that is designed to discourage and prevent market timing or excessive short-term trading in the Funds. Under purchase blocking procedures implemented by Dimensional, DFAS, and their agents, subject to certain exemptions, an investor who has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Fund in any rolling 30 calendar day monitoring period (i.e., two “round trips”) will be blocked from making any additional purchases in the Fund for 90 calendar days (a “purchase block”). You may refer to the Acquiring Fund’s prospectus, attached hereto as Exhibit B, under the section titled “Policy Regarding Excessive or Short-Term Trading,” for further information relating to the Trading Policy and the procedures applicable to purchase blocks.

What are the Funds’ dividend payment policies and pricing arrangements?

The dividend payment policies of the Funds are identical. Dividends from net investment income of each Fund are generally distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December. The Funds intend to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates, depending on the length of time a Fund holds the assets). The Funds may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds. Shareholders of each Fund automatically receive all income dividends and capital gains distributions in additional shares of the Fund at NAV, unless, upon written notice to Dimensional and completion of the requisite account information, another option is selected by shareholders. Both Funds notify their shareholders annually of the source and tax status of all dividends and distributions for federal income tax purposes. For additional information, you may refer to the Acquiring Fund’s prospectus, attached hereto as Exhibit B, under the section titled “Dividends, Capital Gains Distributions, and Taxes.”

The Funds have identical procedures for calculating their share prices and valuing their portfolio securities. The Funds determine their NAV per share after the close of the NYSE (normally, 1:00 p.m., Pacific Time). The Funds will not be priced on days that the NYSE is closed for trading. DFAIDG and DIG have adopted identical policies and procedures for valuing the Funds’ portfolio assets. For more information about the Acquiring Fund’s pricing procedures, you may refer to the Acquiring Fund’s prospectus, attached hereto as Exhibit B, under the section titled “Valuation of Securities.”

Who manages the Funds?

The management of the business and affairs of the Target Fund is the responsibility of the DFAIDG Board, while the management of the business and affairs of the Acquiring Fund is the responsibility of the DIG Board. The composition of the Boards of DFAIDG and DIG is identical. Each Board elects officers, who are responsible for the day-to-day operations of the Funds.

Because the Funds operate as feeder funds and invest substantially all of their assets in the shares of the Master Fund, the Funds do not have an investment advisor. The investment advisor for the Master Fund is Dimensional. Dimensional, located at 6300 Bee Cave Road, Building One, Austin, Texas 78746, is organized as a Delaware limited partnership, and is controlled by its general partner, Dimensional Holdings Inc., a Delaware corporation. Dimensional is registered with the SEC as an investment advisor. As of August 31, 2009, assets under management for all affiliated Dimensional advisors totaled approximately $148 billion. For its services to the Master Fund, Dimensional receives a fee equal to 0.025% of the Master Fund’s daily net assets. Stephen A. Clark is the portfolio manager who coordinates the efforts of all other portfolio managers with respect to day-to-day management of the Master Fund. Mr. Clark is a Senior Portfolio Manager and Vice President of Dimensional and Chairman of Dimensional’s Investment Committee. Mr. Clark joined Dimensional in 2001 and has been responsible for the portfolio management group since January 2006. Additional information about the Funds’ management can be found in the prospectus for the Acquiring Fund, which is attached hereto as Exhibit B, and the prospectus for the Target Fund, which is incorporated by reference and available without charge upon request, under the heading “Management of the Portfolio” and “Management of the Funds,” respectively, and in the statement of additional information relating to this Information Statement/Prospectus.

A discussion regarding the basis for the Board of Trustees approving the investment management agreement with respect to the Master Fund is available in the Semi-Annual Reports to Shareholders of the Acquiring Fund and the Target Fund for the period ended April 30, 2009.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

Each of the DFAIDG Board and the DIG Board considered the Reorganization at a meeting held on December 18, 2009, and approved the Plan. In considering the Plan, the DFAIDG Board and the DIG Board requested and received detailed information from the officers of DFAIDG and DIG, and representatives of Dimensional regarding the Reorganization, including: (1) the specific terms of the Plan; (2) the investment objectives, investment strategies, and investment policies of the Target Fund and the Acquiring Fund; (3) comparative data analyzing the fees and expenses of the Funds; (4) the proposed plans for ongoing management, distribution, and operation of the Acquiring Fund; (5) the management, financial position, and business of Dimensional and its affiliates; (6) the impact of the Reorganization on the Funds and their shareholders; (7) the relative asset sizes of the Funds, including the benefits of a Fund combining with another Fund; and (8) historical performance data for the Funds.

In approving the Reorganization, the DFAIDG Board, including all of the Independent Directors, determined that (i) participation in the Reorganization is in the best interest of the Target Fund’s shareholders, and (ii) the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization.

In making these determinations, the DFAIDG Board, including all of the Independent Directors, considered a number of factors, including the potential benefits and costs of the Reorganization to the shareholders of the Target Fund. These considerations included the following:

•

The Target Fund presently pays an administrative fee of 0.095 of 1% to Dimensional for the administrative services that Dimensional provides to the Target Fund, and by investing in the Master Fund, pays a management fee of .025 of 1% to Dimensional, for a total fee of 0.12 of 1%. The Acquiring Fund pays an administrative fee of 0.05 of 1% to Dimensional for the administrative services that Dimensional provides to the Acquiring Fund, and by investing in the Master Fund, pays a management fee of 0.025 of 1% to Dimensional for a total fee of 0.075 of 1%. The proposed Reorganization will result in a lower administrative fee for current shareholders of the Target Fund, and the total fee investors will pay as investors in the Fund will decrease by 0.045 of 1%, from 0.12 of 1% to 0.075 of 1%;

•	The total expense ratio of the Acquiring Fund is expected to be less than the total expense ratio of the Target Fund;

•

For the Target Fund, Dimensional has, pursuant to a Fee Waiver and Expense Assumption Agreement, agreed to waive its administrative fees and assume expenses of the Target Fund in order to limit expenses to

0.15%. For the Acquiring Fund, Dimensional has, pursuant to a Fee Waiver and Expense Assumption Agreement, agreed to waive its administrative fees in order to limit direct and indirect expenses of the Acquiring Fund to 0.10%;

•	Shareholders of the Target Fund likely will benefit from economies of scale as fixed costs are shared, and operating efficiencies may be achieved;

•	The investment objective, investment strategies, and investment policies of the Target Fund and the Acquiring Fund are identical;

•

The Acquiring Fund will continue to operate as a feeder fund investing substantially all of its assets in the shares of the Master Fund, and thus, the Target Fund’s investment program will not change as a consequence of the Reorganization;

•	The Acquiring Fund’s $100 million minimum initial investment requirement was eliminated;

•	The Acquiring Fund may be more competitive in the marketplace;

•	The Reorganization will eliminate the administrative and regulatory costs of operating each Fund as a separate mutual fund;

•	The Target Fund will pay the costs of the Reorganization;

•	The Reorganization is intended to be tax-free for federal income tax purposes for shareholders of the Target Fund; and

•	The alternatives available for shareholders of the Target Fund, including the ability to redeem their shares in the Target Fund prior to the Reorganization.

Based upon its evaluation of the relevant information presented to it, and in light of its fiduciary duties under federal and state law, the DFAIDG Board, including all of the Independent Directors, concluded that completing the Reorganization is in the best interests of the shareholders of the Target Fund and that no dilution of value would result to the shareholders of the Target Fund from the Reorganization.

The DIG Board, on behalf of the Acquiring Fund, also concluded that the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and that no dilution in value would result to the shareholders of the Acquiring Fund from the Reorganization. Consequently, the DIG Board approved the Plan on behalf of the Acquiring Fund.

INFORMATION ABOUT THE PLAN

This is only a summary of the Plan. You should read the form of the Plan, which is attached as Exhibit A to this Information Statement/Prospectus and is incorporated by reference, for complete information about the Reorganization.

How will the Reorganization be carried out?

The Reorganization for the Target Fund will take place after various conditions are satisfied, including the preparation of certain documents. DFAIDG and DIG will determine a specific date, called the “closing date,” for the Reorganization to take place. Under the Plan, the Target Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), to the Acquiring Fund on the closing date, which is scheduled to occur on or about February 26, 2010, but which may occur on an earlier or later date as the parties may agree. Neither the Acquiring Fund nor DIG shall assume any liability of the Target Fund or DFAIDG. In exchange, DIG will issue shares of the Acquiring Fund that have an aggregate NAV equal to the dollar value of the assets delivered to the Acquiring Fund by the Target Fund. DFAIDG will distribute the Acquiring Fund shares it receives to the shareholders of the Target Fund. Each shareholder of the Target Fund will receive a number of Acquiring Fund shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Target Fund. The share transfer books of the Target Fund will be permanently closed as of 3:00 p.m., Central Time, on the closing date. The Target Fund will accept requests for redemptions only if received in proper form before 3:00 p.m., Central Time, on the closing date. Requests received after that time will be considered requests to redeem shares of the Acquiring Fund. As soon as reasonably practicable after the transfer of its assets, the Target Fund will pay or make provision for payment of all its remaining liabilities, if any. In conjunction with completing the Reorganization, the Acquiring Fund will change its name to the “U.S. Large Company Portfolio.” The Target Fund will then terminate its existence as a separate series of DFAIDG.

The parties may agree to amend the Plan to the extent permitted by law. If DFAIDG and DIG agree, the Plan may be terminated or abandoned at any time before the Reorganization.

Each of DFAIDG and DIG has made representations and warranties in the Plan that are customary in matters such as the Reorganization. The obligations under the Plan of DFAIDG (with respect to the Target Fund) and DIG (with respect to the Acquiring Fund) are subject to various conditions, including:

•

DIG’s registration statement on Form N-14 under the Securities Act of 1933, of which this Information Statement/Prospectus is a part, shall have been filed with the SEC and such registration statement shall have become effective, and no stop-order suspending the effectiveness of the registration statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated); and

•

DFAIDG and DIG shall have received the tax opinion described below that the consummation of the Reorganization will not result in the recognition of gain or loss for federal income tax purposes for the Target Fund, the Acquiring Fund, or their shareholders.

Who will pay the expenses of the Reorganization?

The Target Fund will pay all of the costs and expenses resulting from the Reorganization. The expenses are estimated to be $130,000. Because the Funds are feeder funds that invest in the Master Fund, it is not anticipated that there will be any brokerage costs as a result of the Reorganization.

What are the tax consequences of the Reorganization?

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Based on certain assumptions made and representations to be made on behalf of the Acquiring Fund and the Target Fund, it is expected that Stradley Ronon will provide a legal opinion to the effect that, for federal income tax purposes: (i) shareholders of the Target Fund will not recognize any gain or loss as a result of the exchange of their shares of the Target Fund for shares of the Acquiring Fund; (ii) the Acquiring Fund and its shareholders will not recognize any gain or loss upon receipt of the Target Fund’s assets; and (iii) the holding period and aggregate tax basis for Acquiring Fund shares that are received by a Target Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Target Fund previously held by such shareholder.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.

Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains. However, any such capital losses are subject to an annual limitation if there is a more than 50% “change in ownership” of a fund. The Reorganization will result in a more than 50% “change in ownership” of the Acquiring Fund, as the smaller of the two Funds. As a result, the capital loss carryovers (together with any current year realized capital gain/loss and unrealized appreciation/depreciation in value of investments, collectively referred to as “total net capital loss carryovers”) of the Acquiring Fund will be subject to an annual limitation for federal income tax purposes. In addition, for five (5) years beginning after the closing date, neither Fund will be permitted to offset its “built-in” gains, if any, at the time of the Reorganization against the capital losses (including capital loss carryforwards) built in to the other Fund at the time of the Reorganization. The total net capital loss carryovers of the Funds, and the approximate annual limitation on the use of the Acquiring Fund’s total net capital loss carryovers following the Reorganization, are as follows:

Line		U.S. Large Company Portfolio [Target Fund]	U.S. Large Company Institutional Index Portfolio [Acquiring Fund]
1	Capital Loss Carryovers
2	Expiring 2011-2017	($213,037,000)
3	Expiring 2010-2017		$(50,288,000)
4	Unrealized Appreciation (Depreciation) on a tax basis at 10/31/2009	$(158,074,000)	$(27,188,000)
5	Total Net Capital Loss Carryovers	$(371,111,000)	$(77,476,000)
6	Net Unrealized Appreciation (Depreciation) for tax purposes as Percentage of NAV [L4 / L7]	-5.8%	-3.5%
7	Net Asset Value at 10/31/2009	$2,719,418,000	$785,688,704
8	Tax-Exempt Rate (December 2009)	N/A	4.16%
9	Annual Limitation (approximate) (1) [L7 x L8]	N/A	$32,684,650

The actual annual loss limitation will equal the aggregate net asset value of the Acquiring Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes (such limitation is increased by the amount of any built-in gain; i.e., unrealized appreciation in value of investments of the Acquiring Fund on the closing date that is recognized in a taxable year). The annual limitation on the use of the Acquiring Fund’s total net capital loss carryovers may result in some portion of such carryovers expiring unutilized, depending on the facts at time of closing the Reorganization. However, the total net capital loss carryovers of the Target Fund will continue to be available without limitation to the benefit of all of the shareholders of the Funds. This might be viewed as resulting in a slight reduction in the available tax benefits for the shareholders of the Target Fund, although such capital loss carryovers are a tax benefit only to the extent such losses offset future capital gains.

Buying shares in a fund that has material unrealized appreciation in portfolio investments may be less tax efficient than buying shares in a fund with no such unrealized appreciation in value of investments. Conversely, buying shares in a fund with unrealized depreciation in value of investments may be more tax efficient because such deprecation when realized will offset other capital gains that otherwise might be distributed to shareholders, causing the shareholders to pay tax on such distributions. These same considerations apply in the case of a reorganization. As of October 31, 2009, the net unrealized depreciation in the value of the investments on a tax basis of the Target Fund and Acquiring Fund as a percentage of their respective net asset values on such date was 5.8% and 3.5%, respectively, and 5.3% on a combined basis. Based on these figures, the shareholders of the Target Fund are being exposed to slightly less unrealized depreciation in value of investments post-Reorganization relative to what they are presently exposed.

After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period for your Fund shares for federal income tax purposes. You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You also should consult your tax advisor about the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

CAPITAL STRUCTURE AND SHAREHOLDER RIGHTS

Capital Structure

Each Fund is a series of an open-end, registered management investment company, commonly referred to as a “mutual fund.” DFAIDG was organized as a Maryland corporation on June 15, 1981. DIG was organized as a Maryland corporation on March 19, 1990. (DFAIDG and DIG are each referred to as a “Company,” and together as the “Companies.”)

The operations of each Company are governed by its respective Charter, Bylaws, and Maryland state law. Each Company also must adhere to the 1940 Act, the rules and regulations promulgated by the Commission thereunder, and any applicable state securities laws.

Shares of the Acquiring Fund and the Target Fund have identical legal characteristics with respect to such matters as voting, dividend, redemption, conversion, liquidation and other rights and preferences, assessability, and transferability. Each Fund’s shares, when issued and paid for in accordance with the Fund’s prospectus, are fully paid and non-assessable, and shall have no preemptive or subscription rights other than such, if any, as the Board may determine and at such price or prices and upon such other terms as the Board may fix. Shareholders of the Target Fund and the Acquiring Fund have no appraisal rights. Each share issued by a Fund is entitled to one full vote, and each fractional share is entitled to a proportionate fractional vote.

Upon the closing of the Reorganization, former shareholders of the Target Fund whose shares are represented by outstanding share certificates will not receive certificates for shares in the Acquiring Fund and all outstanding Target Fund share certificates shall be cancelled.

Rights of Target Fund and Acquiring Fund Shareholders

Shareholders of the Target Fund and the Acquiring Fund have substantially identical rights. There are no material differences between the rights of shareholders under the respective Charter and Bylaws of each Company. Accordingly, shareholders of each Fund have equal rights with respect to dividends and distributions, liquidations, voting, and protection from liability. For example, shareholders of each Fund generally have the power to vote only: (i) for the election or removal of Directors; (ii) with respect to any contract as to which shareholder approval is required by the 1940 Act; (iii) with respect to certain amendments of the Charter; (iv) with respect to such additional matters relating to DFAIDG or DIG as may be required by the 1940 Act, the Charters, the Bylaws, or any registration of DFAIDG or DIG with the Commission or any state, or as the Directors may consider necessary or desirable.

Neither Fund is required to hold an annual shareholder meeting under its Company’s Charter or Bylaws. However, a special meeting of the shareholders of a Fund may be called by a Company’s Board or upon the written request of shareholders owning at least a majority of the shares entitled to vote. If a shareholder meeting is held, the Funds have identical record date, notice, quorum and adjournment requirements and voting standards. Both Funds generally require a majority vote of the shares present to decide any questions related to a particular matter, except a plurality shall elect a Director. Both funds provide for noncumulative voting in the election of Directors.

Neither the Charter nor the By-Laws of the Funds contain specific provisions regarding the personal liability of shareholders. However, under the Maryland corporate law, shareholders of a Maryland corporation generally will not be held personally liable for the acts or obligations of the corporation, except that a shareholder may be liable to the extent that (i) consideration for the shares has not been paid, (ii) the shareholder knowingly accepts a distribution in violation of the charter or Maryland law, or (iii) the shareholder receives assets of the corporation upon its liquidation and the corporation is unable to meet its debts and obligations, in which case the shareholder may be liable for such debts and obligations to the extent of the assets received in the distribution.

What is the capitalization of the Funds?

The following table sets forth the capitalization of the Target Fund and the Acquiring Fund as of April 30, 2009, and the pro forma combined capitalization of the Acquiring Fund as adjusted to give effect to the proposed Reorganization. The following are examples of the number of shares of the Acquiring Fund that would have been exchanged for the shares of the Target Fund if the Reorganization had been consummated on April 30, 2009 and do not reflect the number of shares or value of shares that would actually be received if the Reorganization, as described, occurs. Each shareholder of the Target Fund will receive the number of full and fractional shares of the Acquiring Fund equal in value to the value (as of the last valuation date) of the shares of the Target Fund.

	Target Fund (unaudited)*	Acquiring Fund (unaudited)*	Pro Forma—Acquiring Fund after Reorganization (estimated)
Net assets (millions)	$2,272.2	$643.3	$2,915.5
Total shares outstanding	88,242,833	93,639,033	424,385,612
Net asset value per share	$25.75	$6.87	$6.87

*	As of April 30, 2009.

This information is for informational purposes only. There is no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of the Target Fund and the Acquiring Fund is likely to be different at the closing date as a result of daily share purchase and redemption activity in the Target Fund. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE TARGET FUND

Comparison of the Funds’ Investment Objectives, Principal Investment Strategies, and Portfolio Management

The investment objectives, principal investment strategies, and portfolio management of the Funds are identical. Each Fund’s investment objective is to approximate the total investment return of the S&P 500® Index. As feeder funds, each Fund seeks to achieve its investment objective by buying shares of the Master Fund, which intends to invest in all of the stocks that comprise the S&P 500® Index in approximately the proportion they are represented in the S&P 500® Index. The S&P 500® Index is comprised of a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, the stocks represent approximately 70% of the total market capitalization of all publicly traded U.S. stocks as of February 28, 2009. Under normal market conditions, at least 95% of the Master Fund’s assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, the Master Fund will invest at least 80% of its net assets in securities of large U.S. companies.

The Master Fund also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Master Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Master Fund may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the Master Fund may invest in affiliated and unaffiliated unregistered money market funds to manage the Master Fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes.

Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Master Fund’s shares. Given the impact on prices of securities affected by the reconstitution of the S&P 500® Index around the time of a reconstitution date, the Master Fund may purchase or sell securities that may be impacted by the reconstitution before or after a reconstitution date of the S&P 500® Index.

STANDARD & POOR’S INFORMATION AND DISCLAIMERS

Neither the Funds nor the Master Fund is sponsored, endorsed, sold, or promoted by Standard & Poor’s Rating Group, a division of The McGraw Hill Companies (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Funds or the Master Fund or any member of the public regarding the advisability of investing in securities generally or in the Funds or the Master Fund particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to the Funds or the Master Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index, which is determined, composed, and calculated by S&P without regard to the Funds or the Master Fund. S&P has no obligation to take the needs of the Funds, the Master Fund, or their respective owners into consideration in determining, composing, or calculating the S&P 500® Index. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the Funds or the Master Fund, or the issuance or sale of the Funds or the Master Fund, or in the determination or calculation of the equation by which the Funds or the Master Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Funds or the Master Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

How do the fundamental investment policies of the Funds compare?

The fundamental investment policies of the Target Fund and the Acquiring Fund are identical.

What are the principal risks of investing in the Funds?

The principal risks of investments in the Target Fund and Acquiring Fund are identical.

Market risk	Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities and the Master Fund, which owns them, and, in turn each Fund, to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you may lose money.

Derivatives risk	Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The Master Fund may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Master Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When a Fund uses derivatives for non-hedging purposes, the Fund will be directly exposed to the risks of that derivative. Gains or losses from derivative investments may be substantially greater than the derivative’s original cost.

Securities lending risk	The Master Fund may lend its portfolio securities to generate additional income. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Master Fund may lose money and there may be a delay in recovering the loaned securities. The Master Fund also could lose money if the Master Fund does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

Where can I find more financial and performance information about the Funds?

More information about the Target Fund and the Acquiring Fund is included in: (i) the Target Fund’s prospectus, dated February 28, 2009 (as it may be supplemented through the date hereof), which is incorporated by reference and is available upon request without charge; (ii) the statement of additional information, dated February 28, 2009 (as supplemented through the date hereof), relating to the Target Fund’s prospectus; (iii) the Acquiring Fund’s prospectus, dated February 28, 2009 (as supplemented through the date hereof), which accompanies this Information Statement/Prospectus as Exhibit B, and is incorporated by reference and considered a part of this Information Statement/Prospectus; (iv) the statement of additional information, dated February 28, 2009 (as supplemented through the date hereof), relating to the Acquiring Fund’s prospectus; (v) the Annual Report to Shareholders of the Target Fund, for the fiscal year ended October 31, 2008; (vi) the Semi-Annual Report to Shareholders of the Target Fund for the period ended April 30, 2009; (vii) the Annual Report to Shareholders of the Acquiring Fund for the fiscal year ended October 31, 2008; (viii) the Semi-Annual Report to Shareholders of the Acquiring Fund for the period ended April 30, 2009; and (ix) the statement of additional information, dated January     , 2010, relating to this Information Statement/Prospectus, which is incorporated by reference herein.

You may request free copies of the Target Fund’s prospectus or statement of additional information (including any supplement thereto), by calling collect at 512-306-7400, by accessing the documents at http://www.dimensional.com, or by writing to DFA Investment Dimensions Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas 78746. You may request free copies of the Acquiring Fund’s statement of additional information or the statement of additional information relating to this Information Statement/Prospectus, by calling collect at 512-306-7400, by accessing the documents at http://www.dimensional.com, or by writing to Dimensional Investment Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas 78746.

This Information Statement/Prospectus, which constitutes part of a Registration Statement filed by DIG with the Commission under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares offered. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the Commission.

Each Fund also files proxy materials, information statements, reports, and other information with the Commission in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the Commission in Washington, DC, located at Room 1580, 100 F Street, N.E., Washington, DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549, or obtained electronically from the EDGAR database on the Commission’s Internet site (http://www.sec.gov).

PRINCIPAL SHAREHOLDERS

As of November 30, 2009, the officers and Directors of DFAIDG, as a group, owned or controlled less than 1% of the Target Fund. As of November 30, 2009, the following shareholders owned of record, or to the knowledge of the Target Fund, beneficially, 5% or more of the outstanding shares of the Target Fund:

Name and Address of Record or Beneficial Owner	Percentage of Target Fund

Charles Schwab & Company, Inc.* 101 Montgomery Street San Francisco, CA 94104	47.62%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	11.42%

Name and Address of Record or Beneficial Owner	Percentage of Target Fund
Ameritrade, Inc.* 1005 N. Ameritrade Place Bellevue, NE 68005	8.72%

As of November 30, 2009, the officers and Directors of DIG, as a group, owned or controlled less than 1% of the Acquiring Fund. As of November 30, 2009, the following shareholders owned of record, or to the knowledge of the Acquiring Fund beneficially, 5% or more of the outstanding shares of the Acquiring Fund:

Name and Address of Record or Beneficial Owner	Percentage of Acquiring Fund
Charles Schwab & Company, Inc.* 101 Montgomery Street San Francisco, CA 94104	80.04%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	10.47%

The RBB Fund Inc. Free Market US Equity Fund 5955 Deerfield Blvd. Mason, OH 45040	6.41%

*	Owner of record only (omnibus)

ADDITIONAL INFORMATION

The Administrator and Transfer Agent. PNC Global Investment Servicing (U.S.) Inc., with offices at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the accounting services, dividend disbursing, and transfer agent for the Funds.

Custodian. PFPC Trust Company, 301 Bellevue Parkway, Wilmington, Delaware 19809, is custodian of the Target Fund’s and Acquiring Fund’s investments.

Auditor. PricewaterhouseCoopers LLP, located at 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the Target Fund and the Acquiring Fund.

Master Feeder Structure. Other institutional investors, including other mutual funds, may invest in the Master Fund. Accordingly, the expenses of such other funds and, correspondingly, their returns may differ from those of the Target Fund and the Acquiring Fund. The aggregate amount of expenses for the Funds and the Master Fund may be greater than it would be if the Funds were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Funds and the Master Fund are expected to be less over time than such ratios would be if the Funds were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including each Fund, will pay its proportionate share of the expenses of the Master Fund.

Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund and, through their investments in the Master Fund, the Funds also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk.

If the DFAIDG Board or the DIG Board, as applicable, determines that it is in the best interest of the Target Fund or the Acquiring Fund, respectively, a Fund may withdraw its investment in the Master Fund at any time.

Upon any such withdrawal, the DFAIDG Board or the DIG Board would consider what action the Fund might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Fund (which might not be possible), or retaining an investment advisor to manage the Fund’s assets in accordance with the Fund’s own investment objective, possibly at increased cost. Shareholders of a Fund will receive written notice thirty days before the effective date of any changes in the investment objective of the Master Fund.

Shareholders Sharing the Same Address

If two or more shareholders share the same address, only one copy of the Information Statement/Prospectus is being delivered to that address, unless the Fund(s) have received contrary instructions from one or more of the shareholders at that shared address. Upon written or oral request, the Acquiring Fund will deliver promptly a separate copy of the Information Statement/Prospectus to a shareholder at a shared address. Please call collect (512)306-7400 or forward a written request to 6300 Bee Cave Road, Building One, Austin, TX 78746, if you would like to (1) receive a separate copy of the Information Statement/Prospectus; (2) receive your annual reports or Information Statements separately in the future; or (3) request delivery of a single copy of annual reports or Information Statements if you currently are receiving multiple copies at a shared address.

FINANCIAL HIGHLIGHTS

The following tables show the financial performance of each Fund for the past five fiscal years, and for the most recent semi-annual period ended April 30, 2009. The total returns in the tables represent the rate that you would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The financial information in the following table and the notes thereto, for the six months ended April 30, 2009, is unaudited. The information for the remaining periods has been audited by PricewaterhouseCoopers LLP, the independent registered certified public accountant for the Funds, whose reports thereon are included in DFAIDG’s and DIG’s annual reports to shareholders for the fiscal year ended October 31, 2008. Each Company’s annual report is incorporated by reference into this Information Statement/Prospectus. Copies of each Fund’s annual report may be obtained without charge by calling collect at 512-306-7400.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	U.S. Large Company Portfolio Institutional Class Shares
	Period Ended Apr. 30, 2009*** (unaudited)		Period Ended Oct. 31, 2008**		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$28.57		$43.61		$41.24	$36.79	$34.59	$31.16	$27.56

Income From Investment Operations
Net Investment Income (Loss)	0.37	#	0.72	#	0.80 #	0.71 #	0.60	0.61	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.77)		(14.96)		2.33	4.41	2.28	3.31	3.57

Total From Investment Operations	(2.40)		(14.24)		3.13	5.12	2.88	3.92	4.04

Less Distributions
Net Investment Income	(0.42)		(0.80)		(0.76)	(0.67)	(0.68)	(0.49)	(0.44)
Net Realized Gains	—		—		—	—	—	—	—

Total Distributions	(0.42)		(0.80)		(0.76)	(0.67)	(0.68)	(0.49)	(0.44)

Net Asset Value, End of Period	$25.75		$28.57		$43.61	$41.24	$36.79	$34.59	$31.16

Total Return	(8.31	)%†	(33.14	)%†	7.66%	14.12%	8.41%	12.68%	14.90%

Net Assets, End of Period (thousands)	$2,272,229		$2,544,038		$3,415,833	$2,868,811	$2,088,128	$1,440,869	$1,017,265
Ratio of Expenses to Average Net Assets*	0.15	%^	0.15	%^	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*	0.17	%^	0.15	%^	0.15%	0.19%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.00	%^	2.05	%^	1.85%	1.85%	1.78%	1.92%	1.66%

#	Computed using average shares outstanding.

^	Annualized.

†	Non-annualized.

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

**	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

***	The information presented covers the period from November 1, 2008 through April 30, 2009.

DIMENTIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	U.S. Large Company Institutional Index Portfolio
	Period Ended April 30, 2009 (unaudited)		Period Ended Oct. 31, 2008^		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$7.62		$11.63		$11.00	$9.82	$9.23	$8.32	$7.36

Income From Investment Operations
Net Investment Income (Loss)	0.10	#	0.20	#	0.22 #	0.19 #	0.17	0.17	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.74)		(3.99)		0.62	1.18	0.61	0.88	0.95

Total from Investment Operations	(0.64)		(3.79)		0.84	1.37	0.78	1.05	1.08

Less Distributions
Net Investment Income	(0.11)		(0.22)		(0.21)	(0.19)	(0.19)	(0.14)	(0.12)

Total Distributions	(0.11)		(0.22)		(0.21)	(0.19)	(0.19)	(0.14)	(0.12)

Net Asset Value, End of Period	$6.87		$7.62		$11.63	$11.00	$9.82	$9.23	$8.32

Total Return	(8.29	)%@	(33.10	)%@	7.71%	14.11%	8.50%	12.66%	14.94%
Net Assets, End of Period (thousands)	$643,331		$729,218		$1,002,142	$877,405	$692,595	$534,285	$398,955
Ratio of Expenses to Average Net Assets*	0.10	%**	0.10	%**	0.10%	0.10%	0.10%	0.10%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*	0.13	%**	0.11	%**	0.11%	0.11%	0.14%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.05	%**	2.10	%**	1.90%	1.90%	1.82%	1.96%	1.69%

^	The fiscal year end for the Portfolio was changed from November 30 to October 31. The information presented covers the period from December 1, 2007 through October 31, 2008.

#	Computed using average shares outstanding.

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

@	Non-annualized

**	Annualized

EXHIBITS TO INFORMATION STATEMENT/PROSPECTUS

Exhibit

A	Form of Agreement and Plan of Reorganization

B	Prospectus of U.S. Large Company Institutional Index Portfolio, dated February 28, 2009, as amended and supplemented to date

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”), is made as of this      day of December, 2009, by and between Dimensional Investment Group Inc., a corporation organized under the laws of the State of Maryland (“Acquiring Corporation”), with its principal place of business at 6300 Bee Cave Road, Building One, Austin, Texas 78746, on behalf of one of its portfolios, the U.S. Large Company Institutional Index Portfolio (“Acquiring Fund”), and DFA Investment Dimensions Group Inc., a corporation organized under the laws of the State of Maryland ( “Target Corporation”), with its principal place of business at 6300 Bee Cave Road, Building One, Austin, Texas 78746, on behalf of its portfolio, the U.S. Large Company Portfolio (“Target Fund”).

PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the “Plan of Reorganization”) will consist of the following: (i) the acquisition by Acquiring Corporation, on behalf of Acquiring Fund, of substantially all of the property, assets, and goodwill of Target Fund in exchange solely for full and fractional shares of common stock, with a par value of one cent ($0.01) per share, of Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution of Acquiring Fund Shares to the holders of shares of common stock of Target Fund (the “Target Fund Shares”) according to their respective interests in Target Fund, in complete liquidation of Target Fund; and (iii) the dissolution of Target Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

AGREEMENT

In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	Sale and Transfer of Assets, Liquidation, and Dissolution of Target Fund.

Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of Acquiring Corporation, on behalf of Acquiring Fund, herein contained, and in consideration of the delivery by Acquiring Corporation of the number of Acquiring Fund Shares hereinafter provided, Target Corporation, on behalf of Target Fund, agrees that, at the time of Closing, it will convey, transfer, and deliver to Acquiring Corporation, for the benefit of Acquiring Fund, all of Target Fund’s then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out the Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), in accordance with Section 9 of the Plan, which costs and expenses shall be established on Target Fund’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the “Closing Date”), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Directors of Target Corporation shall reasonably deem to exist against Target Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Target Fund’s books (hereinafter “Net Assets”). Neither Acquiring Corporation nor Acquiring Fund shall assume any liability of Target Fund or Target Corporation, and Target Fund shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash, bank deposits, and cash equivalent securities described above.

Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of Target Corporation, on behalf of Target Fund, herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Acquiring Corporation agrees at the Closing to deliver to Target Corporation the number of Acquiring Fund Shares, determined by dividing the net asset value per share of Target Fund by the net asset value per share of Acquiring Fund, and separately multiplying the result thereof by the number of outstanding shares of Target Fund as of 3:00 p.m., Central Time, on the Closing Date. Acquiring Fund Shares delivered to Target Corporation at the Closing shall have an aggregate net asset value equal to the value of Target Fund’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

Immediately following the Closing, Target Corporation shall dissolve Target Fund and distribute pro rata to Target Fund’s shareholders of record, as of the close of business on the Closing Date, Acquiring Fund Shares received by Target Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Acquiring Fund in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Acquiring Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of common stock of Target Fund shall be entitled to surrender the same to the transfer agent for Acquiring Fund in exchange for the number of Acquiring Fund Shares into which Target Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Acquiring Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate, which prior to the Closing represented shares of common stock of Target Fund, shall be deemed for all Acquiring Fund purposes to evidence ownership of the number of Acquiring Fund Shares into which Target Fund Shares (which prior to the Closing were represented thereby) have been converted.

At the Closing, each shareholder of record of Target Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Target Fund that such person had on the Distribution Record Date.

All books and records relating to Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to Acquiring Corporation from and after the date of the Plan, and shall be turned over to Acquiring Corporation on or prior to the Closing.

2.	Valuation.

The net asset value of Acquiring Fund Shares and Target Fund Shares and the value of Target Fund’s Net Assets to be acquired by Acquiring Fund hereunder shall in each case be computed as of 3:00 p.m., Central Time, on the Closing Date, unless on such date: the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (b) the reporting of trading on the NYSE or elsewhere is disrupted; or (c) any other extraordinary financial event or market condition occurs (all such events described in (a), (b), or (c) are each referred to as a “Market Disruption”). The net asset value per share of Acquiring Fund Shares and Target Fund Shares and the value of Target Fund’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectuses of Acquiring Fund and Target Fund or amendments thereto.

In the event of a Market Disruption on the proposed Closing Date, so that an accurate appraisal of the net asset value of Acquiring Fund Shares or Target Fund Shares or the value of Target Fund’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

3.	Closing and Closing Date.

The Closing Date shall be February     , 2009 or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Acquiring Corporation at 3:00 p.m., Central Time, on the Closing Date. Target Corporation, on behalf of Target Fund, shall have provided for delivery as of the Closing of those Net Assets of Target Fund to be transferred to the account of Acquiring Fund’s custodian, PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809. Also, Target Corporation, on behalf of Target Fund, shall deliver at the Closing a list of names and addresses of the shareholders of record of Target Fund Shares and the number of full and fractional shares of common stock owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m., Central Time, on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Acquiring Corporation, on behalf of Acquiring Fund, shall provide evidence satisfactory to Target Corporation that such Acquiring Fund Shares have been registered in an account on the books of Acquiring Fund, in such manner as the officers of Target Corporation, on behalf of Target Fund, may reasonably request.

4.	Representations and Warranties by Acquiring Corporation on behalf of Acquiring Fund.

Acquiring Corporation, on behalf of Acquiring Fund, represents and warrants to Target Corporation that:

(a) Acquiring Fund is a series of Acquiring Corporation, a Maryland corporation organized on March 19, 1990. Acquiring Corporation is duly registered under the 1940 Act as an open-end, management investment company and all of Acquiring Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) Acquiring Corporation is authorized to issue shares of common stock, with a par value of one cent ($0.01) per share of Acquiring Fund, each outstanding share of which is, and each share of which when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights. Acquiring Corporation currently issues shares of              (    ) series, including Acquiring Fund. No shareholder of Acquiring Corporation shall have any preemptive or other right to subscribe for Acquiring Fund Shares.

(c) The financial statements appearing in Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2009, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to Target Corporation, and any interim unaudited financial statements, copies of which may be furnished to Target Corporation, fairly present the financial position of Acquiring Fund as of their respective dates and the results of Acquiring Fund’s operations for the periods indicated in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(d) The books and records of Acquiring Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Acquiring Fund.

(e) Acquiring Corporation, on behalf of Acquiring Fund, is not a party to or obligated under any provision of its Charter or Bylaws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Acquiring Fund or Acquiring Corporation of the transactions contemplated by the Plan, except for the registration of Acquiring Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

(f) Acquiring Corporation has elected to treat Acquiring Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Acquiring Fund is a “fund,” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and intends to continue to qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(g) Acquiring Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h) Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses.

(i) Acquiring Fund does not have any known liabilities, costs, or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company.

(j) There is no intercorporate indebtedness existing between Target Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

(k) Acquiring Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of Target Fund.

(l) Acquiring Corporation has no plan or intention to issue additional shares of Acquiring Fund following the Plan of Reorganization, except for shares issued in the ordinary course of Acquiring Fund’s business as a series of an open-end investment company; nor does Acquiring Corporation have any plan or intention to redeem or otherwise reacquire any shares of Acquiring Fund issued pursuant to the Plan of Reorganization, either directly or through any transaction, agreement, or arrangement with any other person, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act.

(m) Acquiring Fund is in the same line of business as Target Fund before the Plan and did not enter into such line of business as part of the Plan. Acquiring Fund will actively continue Target Fund’s business in substantially the same manner that Target Fund conducted that business immediately before the Plan of Reorganization and has no plan or intention to change such business. On the Closing Date, Acquiring Fund expects that at least 33 1/3% of Target Fund’s portfolio assets will meet the investment objectives, strategies, policies, risks, and restrictions of Acquiring Fund. Acquiring Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks, and restrictions after the Plan of Reorganization. Acquiring Fund has no plan or intention to sell or otherwise dispose of any of the former assets of Target Fund, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business, Acquiring Fund will continuously review its investment portfolio (as Target Fund did before the Closing) to determine whether to retain or dispose of particular securities, including those included among the former assets of Target Fund; provided, however, Acquiring Fund may cause the corresponding master fund for Target Fund and Acquiring Fund, The U.S. Large Company Series of The DFA Investment Trust Company, to completely liquidate for tax purposes, either coincident with the Closing of the Plan or thereafter at any time.

(n) The registration statement on Form N-14 referred to in Section 7(g) hereof (the “Registration Statement”) and any prospectus or statement of additional information of Acquiring Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement or any such prospectus or statement of additional information, on the effective and clearance dates of the Registration Statement and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact, or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

5.	Representations and Warranties by Target Corporation on behalf of Target Fund.

Target Corporation, on behalf of Target Fund, represents and warrants to Acquiring Corporation that:

(a) Target Fund is series of Target Corporation, a Maryland corporation organized on June 15, 1981. Target Corporation is duly registered under the 1940 Act as an open-end, management investment company and all of Target Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital or obtaining any required initial shareholder approvals.

(b) Target Corporation is authorized to issue shares of common stock, with a par value of one cent ($0.01) per share, of Target Fund, each outstanding share of which is fully paid, non-assessable, and has full voting rights. Target Corporation issues shares of fourteen (14) series, including Target Fund. No shareholder of Target Corporation has or will have any option, warrant, or preemptive rights of subscription or purchase with respect to Target Fund Shares.

(c) The financial statements appearing in Target Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2009, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to Acquiring Corporation, and any interim financial statements for Target Fund that may be furnished to Acquiring Corporation, fairly present the financial position of Target Fund as of their respective dates and the results of Target Fund’s operations for the periods indicated in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(d) Target Corporation, on behalf of Target Fund, is not a party to or obligated under any provision of its Charter or Bylaws, as amended, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan. Target Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by Target Fund in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due or payable by Target Fund.

(e) Target Corporation has elected to treat Target Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code. Target Fund is a “fund,” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(f) Target Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g) Target Fund does not have any unamortized or unpaid organization fees or expenses.

(h) Target Fund does not have any known liabilities, costs, or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(i) Since October 31, 2009, there has not been any material adverse change in Target Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

(j) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Target Fund or Target Corporation of the transactions contemplated by the Plan, except as may otherwise be required under the federal or state securities laws or the rules and regulations thereunder.

(k) There is no intercorporate indebtedness existing between Target Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

(l) During the five-year period ending on the Closing Date, (i) Target Fund has not acquired, and will not acquire, Target Fund Shares with consideration other than Acquiring Fund Shares or Target Fund Shares, except for redemptions in the ordinary course of Target Fund’s business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act; and (ii) no distributions have been made with respect to Target Fund Shares (other than regular, normal dividend distributions made pursuant to Target Fund’s historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for distributions described in Sections 852 and 4982 of the Code.

(m) As of the Closing Date, Target Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of Target Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(n) Throughout the five-year period ending on the Closing Date, Target Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code. Target Fund did not enter into (or expand) a line of business as part of the Plan of Reorganization. Target Fund will not alter its investment portfolio in connection with the Plan of Reorganization.

(o) It has duly and timely filed, on behalf of the Target Fund, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by the Target Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Target Fund. On behalf of the Target Fund, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the Target Fund, as of the Closing Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Target Fund, for any periods or fiscal years prior to and including the Closing Date, including all Taxes imposed before or after the Closing Date that are attributable to any such period or fiscal year. To the best of Target Corporation’s knowledge, no return filed by it, on behalf of the Target Fund, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens, or encumbrances relating to Taxes existing, threatened, or pending with respect to the assets of the Target Fund. There are no known actual or proposed deficiency assessments with respect to any Taxes payable by the Target Corporation.

6.	Representations and Warranties by Target Corporation and Acquiring Corporation.

Target Corporation, on behalf of Target Fund, and Acquiring Corporation, on behalf of Acquiring Fund, each represents and warrants to the other that:

(a) The statement of assets and liabilities to be furnished by it as of 3:00 p.m., Central Time, on the Closing Date for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect Target Fund’s Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c) Except as disclosed in its currently effective prospectus relating to Target Fund, in the case of Target Corporation, and Acquiring Fund, in the case of Acquiring Corporation, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. Neither Acquiring Corporation nor Target Corporation is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund’s or Target Fund’s business or their ability to consummate the transactions herein contemplated.

(d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

(e) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of its Board of Directors, and the Plan constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles.

(f) It anticipates that consummation of the Plan will not cause either Target Fund, in the case of Target Corporation, or Acquiring Fund, in the case of Acquiring Corporation, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end their respective fiscal years.

7.	Covenants of Target Corporation and Acquiring Corporation.

(a) Target Corporation, on behalf of Target Fund, and Acquiring Corporation, on behalf of Acquiring Fund, each covenants to operate its respective business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

(b) Target Corporation, on behalf of Target Fund, undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than Target Fund’s shareholders.

(c) Target Corporation, on behalf of Target Fund, undertakes that, if the Plan is consummated, it will liquidate and dissolve Target Fund.

(d) Target Corporation, on behalf of Target Fund, and Acquiring Corporation, on behalf of Acquiring Fund, each agree that, by the Closing, all of their federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed, and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

(e) At the Closing, Target Corporation, on behalf of Target Fund, will provide Acquiring Fund with a copy of the shareholder ledger accounts, certified by Target Fund’s transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Target Fund Shares as of 3:00 p.m., Central Time, on the Closing Date who are to become shareholders of Acquiring Fund as a result of the transfer of assets that is the subject of the Plan.

(f) As of the Closing, the Board of Target Corporation shall have taken all actions reasonably necessary to obtain approval of the transactions contemplated herein. Target Corporation shall have mailed to each shareholder of record of Target Fund, in sufficient time to comply with requirements as to notice thereof, a combined Information Statement/Prospectus that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder.

(g) Acquiring Corporation has filed the Registration Statement with the SEC and used its best efforts to provide that the Registration Statement became effective as promptly as practicable. At the time it became effective, the Registration Statement: (i) complied in all material respects with the applicable provisions of the 1933 Act and the rules and regulations promulgated thereunder; and (ii) did not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement became effective and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact, or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h) Subject to the provisions of the Plan, Acquiring Corporation and Target Corporation each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

(i) Target Corporation shall deliver to Acquiring Corporation at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of Target Fund transferred to Acquiring Corporation in accordance with the terms of the Plan.

8.	Conditions Precedent to be Fulfilled by Target Corporation and Acquiring Corporation.

The consummation of the Plan hereunder shall be subject to the following respective conditions:

(a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

(b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Directors certified by its Secretary or equivalent officer of each of the Corporations.

(c) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And further, no other legal, administrative, or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d) That a distribution or distributions shall have been declared for Target Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended October 31, 2009, and substantially all of such investment company taxable income for the short taxable year beginning on November 1, 2009 and ending on the Closing Date, and (ii) all of Target Fund’s net capital gain recognized in its taxable year ended October 31, 2009 and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover).

(e) That all required consents of other parties and all other consents, orders, and permits of federal, state, and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of Target Fund or Acquiring Fund.

(f) That there shall be delivered to Target Corporation, on behalf of Target Fund, and Acquiring Corporation, on behalf of Acquiring Fund, an opinion in form and substance satisfactory to them from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to Acquiring Corporation and Target Corporation, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, the laws of the State of Maryland, and based upon certificates of the officers of Target Corporation and Acquiring Corporation with regard to matters of fact:

(i)	The acquisition by Acquiring Fund of substantially all the assets of Target Fund, as provided for herein, in exchange for Acquiring Fund Shares followed by the distribution by Target Fund to its shareholders of Acquiring Fund Shares in complete liquidation of Target Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Target Fund and Acquiring Fund will each be a “party to the reorganization,” within the meaning of Section 368(b) of the Code;

(ii)	No gain or loss will be recognized by Target Fund upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for voting shares of Acquiring Fund (Sections 361(a) and 357(a) of the Code), except that Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii)	Acquiring Fund will recognize no gain or loss upon the receipt of substantially all of the assets of Target Fund in exchange solely for voting shares of Acquiring Fund (Section 1032(a) of the Code);

(iv)	No gain or loss will be recognized by Target Fund upon the distribution of Acquiring Fund Shares to its shareholders in liquidation of Target Fund, in pursuance of the Plan (Section 361(c)(1) of the Code);

(v)	The basis of the assets of Target Fund received by Acquiring Fund will be the same as the basis of such assets to Target Fund immediately prior to the Plan of Reorganization (Section 362(b) of the Code);

(vi)	The holding period of the assets of Target Fund received by Acquiring Fund will include the period during which such assets were held by Target Fund (Section 1223(2) of the Code);

(vii)	No gain or loss will be recognized by the shareholders of Target Fund upon the exchange of their shares in Target Fund for voting shares of Acquiring Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

(viii)	The basis of Acquiring Fund Shares received by the shareholders of Target Fund shall be the same as the basis of Target Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

(ix)	The holding period of Acquiring Fund Shares received by shareholders of Target Fund (including fractional shares to which they may be entitled) will include the holding period of Target Fund Shares surrendered in exchange therefor, provided that Target Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

(x)	Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (“Treasury Regulations”)) the items of Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

(g) That there shall be delivered to Acquiring Corporation, on behalf of Acquiring Fund, an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to Target Corporation, on behalf of Target Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(i)	Target Fund is a series of Target Corporation and that Target Corporation is a validly existing corporation in good standing under the laws of the State of Maryland;

(ii)	Target Corporation is an open-end investment company of the management type registered as such under the 1940 Act;

(iii)	The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of Target Corporation on behalf of Target Fund; and

(iv)	The Plan is the legal, valid, and binding obligation of Target Corporation, on behalf of Target Fund, and is enforceable against Target Corporation, on behalf of Target Fund, in accordance with its terms.

(h) In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Target Corporation with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Target.

(i) That there shall be delivered to Target Corporation, on behalf of Target Fund, an opinion in form and substance satisfactory to it from the law firm of Stradley, Ronon, Stevens & Young, LLP, counsel to Acquiring Corporation, on behalf of Acquiring Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(i)	Acquiring Fund is a series of Acquiring Corporation and Acquiring Corporation is a validly existing corporation in good standing under the laws of the State of Maryland;

(ii)	Acquiring Corporation is authorized to issue shares of common stock, with a par value of one cent ($0.01) per share, of Acquiring Fund;

(iii)	Acquiring Corporation is an open-end investment company of the management type registered as such under the 1940 Act;

(iv)	Acquiring Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by Acquiring Corporation, on behalf of Acquiring Fund;

(v)	The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of Acquiring Corporation, on behalf of Acquiring Fund;

(vi)	The Plan is the legal, valid and binding obligation of Acquiring Corporation, on behalf of Acquiring Fund, and is enforceable against Acquiring Corporation, on behalf of Acquiring Fund, in accordance with its terms; and

(vii)	The registration statement of Acquiring Corporation, of which the prospectus dated February 28, 2009 of Acquiring Fund is a part (the “Prospectus”), is, at the time of the signing of the Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the SEC under the 1933 Act.

(j) In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Acquiring Corporation with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Acquiring Corporation.

(k) That Acquiring Corporation’s prospectus contained in the Registration Statement with respect to Acquiring Fund Shares delivered to Target Fund’s shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(l) That Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Acquiring Fund Shares lawfully to be delivered to each holder of Target Fund Shares.

(m) That, at the Closing, there shall be transferred to Acquiring Corporation, on behalf of Acquiring Fund, aggregate Net Assets of Target Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Target Fund on the Closing Date.

(n) That there be delivered to Acquiring Corporation, on behalf of Acquiring Fund, information concerning the tax basis of Target Fund in all securities transferred to Acquiring Fund, together with shareholder information including: the names, addresses, and taxpayer identification numbers of the shareholders of Target Fund as of the Closing Date; the number of shares held by each shareholder; the dividend reinvestment elections applicable to each shareholder; and the backup withholding and nonresident alien withholding certifications, notices or records on file with Target Fund with respect to each shareholder.

9.	Expenses.

The expenses of entering into and carrying out the provisions of the Plan shall be borne by Target Corporation, on behalf of Target Fund.

10.	Final Tax Returns and Forms 1099 of Target Fund.

(a) After the Closing, Target Corporation shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by Target Corporation with respect to Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b) Notwithstanding the provisions of Section 9 hereof, any expenses incurred by Target Corporation or Target Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by Target Fund to the extent such expenses have been or should have been accrued by Target Fund in the ordinary course without regard to the Plan contemplated by this Agreement; any excess expenses shall be borne by the Acquiring Fund, at the time such Tax returns and Forms 1099 are prepared.

11.	Cooperation and Exchange of Information.

Each party will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of Target Fund and Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.

12.	Termination; Postponement; Waiver; Order.

(a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Plan of Reorganization abandoned at any time, prior to the Closing, or the Closing may be postponed as follows:

(i)	by mutual consent of Target Corporation, on behalf of Target Fund, and Acquiring Corporation, on behalf of Acquiring Fund;

(ii)	by Acquiring Corporation, on behalf of Acquiring Fund, if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

(iii)	by Target Corporation, on behalf of Target Fund, if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

(b) If the transactions contemplated by the Plan have not been consummated by February 28, 2010, the Plan shall automatically terminate on that date, unless a later date is agreed to by both Acquiring Corporation and Target Corporation.

(c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither Target Corporation, Acquiring Corporation, Target Fund nor Acquiring Fund, nor their directors, officers, or agents or the shareholders of Target Fund or Acquiring Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 9 hereof.

(d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the party who is entitled to the benefit thereof if, in the judgment of such party, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to its shareholders, on behalf of whom such action is taken.

(e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither Target Corporation nor Acquiring Corporation, nor any of their officers, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f) If any order or orders of the SEC with respect to the Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of Target Corporation, on behalf of Target Fund, or the Board of Directors of Acquiring Corporation, on behalf of Acquiring Fund, to be acceptable, such terms and conditions shall be binding as if a part of the Plan.

13.	Liability of Acquiring Corporation and Target Corporation.

(a) Each party acknowledges and agrees that all obligations of Acquiring Corporation under the Plan are binding only with respect to Acquiring Fund; that any liability of Acquiring Corporation under the Plan with respect to Acquiring Corporation, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of Acquiring Fund; that no other series of Acquiring Corporation shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither Target Corporation nor Target Fund shall seek satisfaction of any such obligation or liability from the shareholders of Acquiring Corporation, the directors, officers, employees or agents of Acquiring Corporation, or any of them.

(b) Each party acknowledges and agrees that all obligations of Target Corporation under the Plan are binding only with respect to Target Fund; that any liability of Target Corporation under the Plan with respect to Target Fund, or in connection with the transactions contemplated herein with respect to Target Fund, shall be discharged only out of the assets of Target Fund; that no other series of Target Corporation shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither Acquiring Corporation nor Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of Target Corporation, the directors, officers, employees or agents of Target Corporation, or any of them.

14.	Entire Agreement and Amendments.

The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

15.	Counterparts.

The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

16.	Notices.

Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to U.S. Large Company Institutional Index Portfolio, at Dimensional Investment Group Inc. 6300 Bee Cave Road, Building One, Austin, Texas 78746, Attention: Secretary, and U.S. Large Company Portfolio, at DFA Investment Dimensions Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas, 76746, Attention: Secretary, as the case may be.

17.	Governing Law.

The Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

IN WITNESS WHEREOF, Target Corporation, on behalf of Target Fund, and Acquiring Corporation, on behalf of Acquiring Fund, have each caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

DIMENSIONAL INVESTMENT GROUP INC., on behalf of U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

By:
Name:
Title:

DFA INVESTMENT DIMENSIONS GROUP INC., on behalf of U.S. LARGE COMPANY PORTFOLIO

By:
Name:
Title:

STATEMENT OF ADDITIONAL INFORMATION

FOR

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO,

a series of

DIMENSIONAL INVESTMENT GROUP INC.

6300 Bee Cave Road, Building One

Austin, Texas 78746

(512) 306-7400

Dated January     , 2009

Acquisition of Substantially All of the Assets of:

U.S. LARGE COMPANY PORTFOLIO

(a series of DFA Investment Dimensions Group Inc.)

By and in exchange for shares of

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

(a series of Dimensional Investment Group Inc.)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of the U.S. Large Company Portfolio (the “Target Fund”), a series of DFA Investment Dimensions Group Inc., by and in exchange for shares of common stock, with par value of one cent ($0.01) per share, of the U.S. Large Company Institutional Index Portfolio (the “Acquiring Fund”), a series of Dimensional Investment Group Inc. (the “Reorganization”).

This SAI consists of this Cover Page, the accompanying pro forma financial statements and related notes, and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI):

1.	Statement of Additional Information of the Acquiring Fund, dated February 28, 2009, as previously filed via EDGAR, is incorporated herein by reference to Dimensional Investment Group Inc.’s filing under Rule 497 [Accession No. 0001193125-09-042729], filed March 2, 2009, and will be mailed to any Shareholder who requests this SAI.

2.	Supplement dated September 15, 2009, to the Statement of Additional Information of the Acquiring Fund, dated February 28, 2009, as previously filed via EDGAR, is incorporated herein by reference to Dimensional Investment Group Inc.’s filing under Rule 497 [Accession No. 0001450789-09-000212], filed September 15, 2009, and will be mailed to any shareholder who requests this SAI.

3.	Annual Report to Shareholders of the Acquiring Fund for the fiscal year ended October 31, 2008, as previously filed via EDGAR, is incorporated herein by reference to Dimensional Investment Group Inc.’s Form N-CSR [Accession No. 0001104659-09-001631], filed January 9, 2009, and will be mailed to any Shareholder who requests this SAI.

4.	Semi-Annual Report to Shareholders of the Acquiring Fund for the six-month period ended April 30, 2009, as previously filed via EDGAR, is incorporated herein by reference to Dimensional Investment Group’s Form N-CSRS [Accession No. 0001104659-09-042591], filed July 9, 2009, and will be mailed to any Shareholder who requests this SAI.

5.	Annual Report to Shareholders of the Target Fund for the fiscal year ended October 31, 2008, as previously filed via EDGAR, is incorporated herein by reference to DFA Investment Dimensions Group Inc.’s Form N-CSR [Accession No. 0001104659-09-001651], filed January 9, 2009, and will be mailed to any Shareholder who requests this SAI.

6.	Semi-Annual Report to Shareholders of the Target Fund for the six-month period ended April 30, 2009, as previously filed via EDGAR, is incorporated herein by reference to DFA Investment Dimensions Group Inc.’s Form N-CSRS [Accession No. 0001104659-09-042599], filed July 9, 2009, and will be mailed to any Shareholder who requests this SAI.

The pro forma financial statements for the Reorganization of the Target Fund into the Acquired Fund are attached hereto as Appendix I.

This SAI is not a prospectus, and should be read in conjunction with the Information Statement/Prospectus, dated January     , 2010, relating to the Reorganization. The Information Statement/Prospectus and any of the materials incorporated by reference into this SAI are available upon request, without charge, by writing to Dimensional Investment Group Inc., 6300 Bee Cave Road, Building One, Austin, Texas 78746, by accessing the documents at the Funds’ website at http://www.dimesnional.com, or by calling collect (512) 306-7400.

Appendix I to the Statement of Additional Information

Dated January [    ], 2010

U.S. Large Company Portfolio/U.S. Large Company Institutional Index Portfolio

Pro Forma Combining Statement of Assets and Liabilities

April 30, 2009 (Unaudited)

Amounts in thousands, except share and per share amounts

	U.S. Large Company Portfolio	U.S. Large Company Institutional Index Portfolio	Pro Forma Adjustments	Pro Forma Combined U.S. Large Company Institutional Index Portfolio
ASSETS
Investments in Affiliated Investment Companies at Value (Cost $2,701,397 and $736,623)	$2,272,425	$643,359	$—	$2,915,784
Receivables:
Fund Shares Sold	1,770	923	—	2,693
Prepaid expenses and Other Assets	55	27	—	82

Total Assets	2,274,250	644,309	—	2,918,559

LIABILITIES
Payables:
Fund Shares Redeemed	1,260	263		1,523
Affiliated Investment Companies Purchased	510	660		1,170
Due to Advisor	152	4		156
Accrued Expenses and Other Liabilities	99	51		150
Total Liabilities	2,021	978	—	2,999

NET ASSETS	$2,272,229	$643,331	$—	$2,915,560

Net Assets Consist of:
Paid-In Capital	$3,068,041	$892,415		$3,960,456
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	6,966	2,063		$9,029
Accumulated Net Realized Gain(Loss)	(373,806)	(161,175)		$(534,981)
Net Unrealized Appreciation(Depreciation)	(428,972)	(89,972)		(518,944)

Net Assets	$2,272,229	$643,331	$—	$2,915,560

Shares outstanding, 200,000,000 shares authorized(a)	88,242,833	93,639,033	242,503,746	424,385,612
Net Assets	$2,272,229	$643,331		$2,915,560
Net Asset Value Per Share	$25.75	$6.87		$6.87

(a)	Adjustment reflects shares issued in conversion. Authorized shares were updated to 500,000,000 for each portfolio in September 2009.

See Notes to Pro Forma Financial Statements.

U.S. Large Company Portfolio/U.S. Large Company Institutional Index Portfolio

Pro Forma Combining Statement of Operations

For the period May 1,2008—April 30, 2009 (Unaudited)

Amounts in thousands

	U.S. Large Company Portfolio	U.S. Large Company Institutional Index Portfolio	Pro Forma Adjustments			Pro Forma Combined U.S. Large Co Institutional Index Portfolio
INVESTMENT INCOME
Dividends	$69,014	$19,664	$			$88,678
Interest	629	177				806
Income from Securities Lending	2,762	791				3,553
Expenses Allocated from Affiliated Investment Company	(1,270)	(362)				(1,632)

Total Investment Income	71,135	20,270		—		91,405

EXPENSES
Administrative Services Fee	2,573	385		(1,219	)(a)	1,739
Accounting and Transfer Agent Fees	58	25		(12	)(b)	71
Filing Fees	137	46				183
Shareholders’ Reports	132	46				178
Directors Fees & Expenses	6	2				8
Professional Fees	21	30		(2	)(b)	49
Other	35	14				49

Total Expenses	2,962	548		(1,233)		2,277

Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor	(172)	(141)		(119	)(c)	(432)
Net Expenses	2,790	407		(1,352)		1,845

NET INVESTMENT INCOME (LOSS)	68,345	19,863		1,352		89,560

REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment Securities Sold	(252,436)	(54,931)		—		(307,367)
Futures	(11,565)	(1,823)		—		(13,388)
Change in unrealized appreciation (depreciation) of:
Investment Securities Sold	(1,087,928)	(322,256)		—		(1,410,184)
Futures	4,063	1,641		—		5,704

Net Realized Gain and Unrealized Gain (Loss)	(1,347,866)	(377,369)		—		(1,725,235)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,279,521)	$(357,506)		$1,352		$(1,635,675)

Adjustments:

(a)	Adjustment to reflect the difference in Administrative Services Fee between .095% (U.S. Large Company Portfolio) and 0.05% (U.S. Large Company Institutional Index Portfolio) as if the U.S. Large Company Institutional Index Portfolio rate was in effect for the entire period.

(b)	Adjustment to eliminate duplicate fees.

(c)	Adjustment to reflect the difference in fee waiver expense limits between .15% (U.S. Large Company Portfolio) and 0.10% (U.S. Large Company Institutional Index Portfolio) as if the U.S. Large Company Institutional Index rate was in effect for the entire period.

See Notes to Pro Forma Financial Statements.

Dimensional Investment Group Inc.

U.S. Large Company Institutional Index Portfolio

Pro forma Notes to Combining Financial Statements

April 30, 2009

(Unaudited)

1) Description of the Fund

The U.S. Large Company Institutional Index Portfolio, (“Acquiring Fund” or “Portfolio”) a portfolio of the Dimensional Investment Group Inc. (the “Fund”), is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Acquiring Fund primarily invests its assets in The U.S. Large Company Series (“Series”), a corresponding series of the DFA Investment Trust Company.

2) Basis of Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the U.S. Large Company Portfolio, (“Target Fund”) a portfolio of the DFA Investment Dimensions Group Inc., by the Acquiring Fund for the period ended April 30, 2009. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2009.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Target Fund in exchange for shares of the Acquiring Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Target Fund and Acquiring Fund have been combined as of and for the twelve months ended April 30, 2009. Following the acquisition, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and Target Fund included in their respective semi-annual reports dated April 30, 2009.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Target Fund by the Acquiring Fund had taken place as of May 1, 2008.

3) Significant Accounting Policies

Portfolio Valuation

The Acquiring Fund’s investment reflects its proportionate interest in the net assets of the Series.

The Acquiring Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Acquiring Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of these inputs used to value the Acquiring Fund’s net assets after the combination as of April 30, 2009 are listed below (in thousands):

	Valuation Inputs Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Large Company Institutional Index Portfolio	$2,915,784	—	—	$2,915,784

Deferred Compensation Plan

Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $16 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

Other

The Acquiring Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from the Series, which is treated as a partnership for federal income tax purposes.

4) Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at April 30, 2009, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Target Fund divided by the net asset value per share of the shares of Acquiring Fund as of April 30, 2009. The pro forma number of shares outstanding for the combined Fund is found on the Statement of Assets and Liabilities.

5) Investment Advisor

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2009, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.05% of average daily net assets of the Portfolio.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive its administration fee to the extent necessary to reduce the Portfolio’s expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Series) exceed 0.10% of its average daily net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its average daily net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio’s total direct and indirect expenses to exceed 0.10% of its average daily net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such recovery.

For the Acquiring Fund, Dimensional has, pursuant to a Fee Waiver and Expense Assumption Agreement, agreed to continue to waive its administrative fees in order to limit direct and indirect expenses of the Acquiring Fund to 0.10%.

The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from March 1, 2009 to March 1, 2010, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2009, approximately $331 (in thousands) of previously waived fees is subject to future recovery by the Advisor over various periods not exceeding April 30, 2012.

Fees Paid to Officers and Directors/Trustees

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

6) Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

At April 30, 2009, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation was (in thousands):

	U.S. Large Company Portfolio	U.S. Large Company Institutional Index Portfolio	Pro Forma Combined U.S. Large Company Institutional Index Portfolio
Cost of Securities for federal income tax purposes	$3,027,526	$829,846	$3,857,372
Unrealized appreciation	93,016	37,716	130,732
Unrealized depreciation	(848,117)	(224,203)	(1,072,320)
Net Unrealized appreciation/ depreciation	(755,101)	(186,487)	(941,588)

As of their last fiscal year end (October 31, 2008) for which audited financial statements are available the Target Fund and the Acquiring Fund had a capital loss carryforwards of $129,796,000, and $ 98,922,000, respectively. Capital loss carryforwards will reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted under the Code and, thus, will reduce the amount of distributions to shareholders that would otherwise be necessary to relieve any liability for federal income tax. Capital loss carryforwards are subject to expiration as mandated by the Code. The Code may limit the amounts of capital loss carryforwards and unrealized losses from the Target Fund that can be utilized following the Reorganization. Actual limitations cannot be determined until the date on which the Reorganization is consummated.

7) Line of Credit

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

8) Indemnities; Contractual Obligations

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9) Other

At April 30, 2009, two shareholders held approximately 92% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

10) Costs of the Reorganization

Reorganization expenses to be incurred will be paid by the Target Fund. Reorganization expenses include: (a) expenses associated with the preparation and filing of the Prospectus; (b) postage; (c) printing; and (d) legal fees incurred related to this reorganization. The estimated expenses to be incurred total approximately $130,000.

DIMENSIONAL INVESTMENT GROUP INC.

Form N-14

PART C

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION.

(1)	Reference is made to Article 10 of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

10.1    Indemnification of Directors and Officers. The Corporation shall indemnify and advance expenses to a Director or officer (which includes, with respect to any such person, any person who is or was an officer of the Corporation and any person who, while an officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan) of the Corporation in connection with a proceeding to the fullest extent permitted by and in accordance with the Indemnification Section (as defined below) and the 1940 Act. The foregoing rights of indemnification and advancement of expenses shall not be exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled.

10.2    Defined Terms. Any word or words used in this Article 10 that are defined in Section 2-418 of the Maryland General Corporation Law (the “Indemnification Section”) shall have the same meaning as defined in the Indemnification Section.

10.3    Indemnification of Employees and Agents. Employees and agents who are not officers or Directors may be indemnified, and reasonable expenses may be advanced to such employees or agents, to the extent permissible under the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

10.4    Other Rights. The indemnification and advancement of expenses provided by this Article 10 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification or advancement of expenses may be entitled under any insurance or other agreement, vote of Shareholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his or her official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

10.5    Insurance. The Corporation shall have the power to purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or who, while a Director, officer, employee or agent of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, manager, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, limited liability company, trust, employee benefit plan or any other enterprise, against any liability asserted against and incurred by him or her in any such capacity, or arising out of his or her status as such, provided that no insurance may be obtained by the Corporation for liabilities against which it would not have the power to indemnify him or her under this Article 10 or applicable law.

10.6    Constituent, Resulting or Surviving Corporations. For the purposes of this Article 10, references to the “Corporation” shall include all constituent corporations absorbed in a consolidation or merger, as well as the resulting or surviving corporation, so that any person who is or was a director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this Article 10 with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

10.7    Amendments. Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter inconsistent with this Article, shall apply to or affect in any respect the applicability of the provisions of this Article with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

(2)	Registrant’s Articles of Restatement provide the following under Article Seventh:

(a)	To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(b)	Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office.

ITEM 16.	EXHIBITS. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)	Copies of the charter of the Registrant as now in effect;

(a)	Articles of Amendment and Restatement filed with the Maryland Secretary of State on July 9, 2009

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: December 14, 2009.

(b)	Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: December 14, 2009.

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)	Amended and Restated By-Laws of the Registrant, filed herewith as Exhibit EX-99.2.a.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)	Form of Agreement and Plan of Reorganization between the Registrant, on behalf of the U.S. Large Company Institutional Index Portfolio, and DFA Investment Dimensions Group Inc., on behalf of the U.S. Large Company Portfolio, is filed herewith as Exhibit A to the Information Statement/Prospectus.

(5)	Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)	See Article Fifth of the Registrant’s Articles of Amendment and Restatement.

(b)	See Article 8 of the Registrant’s Amended and Restated By-Laws.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)	Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors LP (“DFA”) re the:

* AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: October 1, 1997.

(i)	Addendum Number One re the reflection of the following name change:

* RWB/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 26, 2001.

(ii)	Addendum Number Two re the reflection of the following name change:

* AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: May 16, 2002.

(b)	Form of Investment Advisory Agreement between the Registrant and DFA re the:

* RWB/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: October 1, 1997.

(i)	Addendum Number One re the reflection of the following name change:

* RWB/DFA Two-Year Government Portfolio to AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 26, 2001.

(ii)	Addendum Number Two re the reflection of the following name change:

* AAM/DFA Two-Year Government Portfolio to LWAS/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: February 27, 2009.

(c)	Investment Advisory Agreement between the Registrant and DFA re the:

* Global Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 29, 2004.

(d)	Investment Advisory Agreement between the Registrant and DFA re the:

* Global 60/40 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 29, 2004.

(e)	Investment Advisory Agreement between the Registrant and DFA re the:

* Global 25/75 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 29, 2004.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Amended and Restated Distribution Agreement between the Registrant and DFA Securities Inc. dated December 19, 2003.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(8)	Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not	applicable.

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”) for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)	Custodian Agreement between the Registrant and PFPC Trust Company (formerly Provident National Bank) dated July 12, 1991.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 3, 1998.

(i)	Addendum Number One

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 22, 1999.

(ii)	Addendum Number Two re the addition of:

* Tax-Managed U.S. Marketwide Value Portfolio XI

* U.S. Large Company Institutional Index Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(iii)	Addendum Number Three re the addition of:

* U.S. 6-10 Small Company Portfolio K

* U.S. Large Cap Value Portfolio K

* U.S. 4-10 Value Portfolio K

* U.S. Large Company Portfolio K

* DFA International Value Portfolio K

* Emerging Markets Portfolio K

* DFA One-Year Fixed Income Portfolio K

* DFA Two-Year Global Fixed Income Portfolio K

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(iv)	Form of Addendum Number Four (later withdrawn and never executed) re the addition of:

* Dividend-Managed U.S. Large Company Portfolio II

* Dividend-Managed U.S. Large Company Complement Portfolio II

* Dividend-Managed U.S. Marketwide Value Portfolio II

* Dividend-Managed U.S. Marketwide Value Complement Portfolio II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn).

File Nos.: 33-33980 and 811-6067.

Filing Date: May 15, 2000.

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:

* RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

* RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

* RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 26, 2001.

(vi)	Addendum Number Six re the deletion of Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:

* DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio

* U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K

* U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K

* U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(vii)	Addendum Number Seven re the reflection of the following name change:

* AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: May 16, 2002.

(viii)	Form of Addendum Number Eight re the addition of:

* DFA International Small Company Portfolio V

* DFA Emerging Markets Portfolio V

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 14, 2003.

(ix)	Addendum Number Nine re the addition of:

* DFA International Small Company Portfolio V

* DFA Emerging Markets Portfolio V

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(x)	Addendum Number Ten re the addition of:

* Global Equity Portfolio

* Global 60/40 Portfolio

* Global 25/75 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: October 9, 2003.

(10)	Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)	Amended Multiple Class Plan Pursuant to Rule 18f-3 re the:

* Global Equity Portfolio

* Global 60/40 Portfolio

* Global 25/75 Portfolio

* DFA International Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 52/53 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: October 10, 2007.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)	Opinion and Consent of Counsel dated December 22, 2009, filed herewith as Exhibit EX-99.11.a.

(12)	An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	Opinion and Consent of Counsel to be filed by Post-Effective Amendment to this Registration Statement on Form N-14.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)	Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) (the “Transfer Agency Agreement”) dated July 12, 1991.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 3, 1998.

(i)	Addendum Number One

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 22, 1999.

(ii)	Addendum Number Two re the addition of:

* Tax-Managed U.S. Marketwide Value Portfolio XI

* U.S. Large Company Institutional Index Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(iii)	Addendum Number Three re the addition of:

* U.S. 6-10 Small Company Portfolio K

* U.S. Large Cap Value Portfolio K

* U.S. 4-10 Value Portfolio K

* U.S. Large Company Portfolio K

* DFA International Value Portfolio K

* Emerging Markets Portfolio K

* DFA One-Year Fixed Income Portfolio K

* DFA Two-Year Global Fixed Income Portfolio K

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(iv)	Addendum Number Four (later withdrawn and never executed) re the addition of:

* Dividend-Managed U.S. Large Company Portfolio II

* Dividend-Managed U.S. Large Company Complement Portfolio II

* Dividend-Managed U.S. Marketwide Value Portfolio II

* Dividend-Managed U.S. Marketwide Value Complement Portfolio II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn)

File Nos.: 33-33980 and 811-6067.

Filing Date: May 15, 2000.

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:

* RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

* RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

* RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 26, 2001.

(vi)	Addendum Number Six re the deletion of the Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:

* DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio

* U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K

* U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K

* U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(vii)	Addendum Number Seven re the reflection of the following name change:

* AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: May 16, 2002.

(viii)	Addendum Number Eight

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(ix)	Addendum Number Nine re the addition of:

* DFA International Small Company Portfolio V

* DFA Emerging Markets Portfolio V

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(x)	Addendum Number Ten re the addition of:

* Global Equity Portfolio

* Global 60/40 Portfolio

* Global 25/75 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: October 9, 2003.

(b)	Administration and Accounting Services Agreement between the Registrant and PFPC Inc. (formerly with Provident Financial Processing Corporation) (the “Administration and Accounting Services Agreement”) dated July 12, 1991.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 3, 1998.

(i)	Addendum Number One

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 22, 1999.

(ii)	Addendum Number Two re the addition of:

* Tax-Managed U.S. Marketwide Value Portfolio XI

* U.S. Large Company Institutional Index Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(iii)	Addendum Number Three re the addition of:

* U.S. 6-10 Small Company Portfolio K

* U.S. Large Cap Value Portfolio K

* U.S. 4-10 Value Portfolio K

* U.S. Large Company Portfolio K

* DFA International Value Portfolio K

* Emerging Markets Portfolio K

* DFA One-Year Fixed Income Portfolio K

* DFA Two-Year Global Fixed Income Portfolio K

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(iv)	Form of Addendum Number Four (later withdrawn and never executed) re the addition of:

* Dividend-Managed U.S. Large Company Portfolio II

* Dividend-Managed U.S. Large Company Complement Portfolio II

* Dividend-Managed U.S. Marketwide Value Portfolio II

* Dividend-Managed U.S. Marketwide Value Complement Portfolio II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn)

File Nos.: 33-33980 and 811-6067.

Filing Date: May 15, 2000.

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:

* RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

* RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

* RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 26, 2001.

(vi)	Addendum Number Six re the deletion of Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:

* DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio

* U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K

* U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K

* U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(vii)	Addendum Number Seven re the reflection of the following name change:

* AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: May 16, 2002.

(viii)	Addendum Number Eight

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(ix)	Addendum Number Nine re the addition of:

* DFA International Small Company Portfolio V

* DFA Emerging Markets Portfolio V

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(x)	Addendum Number Eleven re the addition of:

* Global Equity Portfolio

* Global 60/40 Portfolio

* Global 25/75 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(c)	Administration Agreements between the Registrant and DFA.

(i)	Dated December 1, 1993 re the:

* DFA International Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 3, 1998.

(ii)	Dated July 1, 1994 re the:

* DFA International Value Portfolio II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 3, 1998.

(iii)	Dated July 1, 1994 re the:

* U.S. Large Cap Value Portfolio II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 3, 1998.

(iv)	Dated December 20, 1994 re the:

* U.S. Large Cap Value Portfolio III

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 3, 1998.

(v)	Dated December 20, 1994 re the:

* DFA International Value Portfolio III

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 3, 1998.

(vi)	Dated March 1, 1996 re the:

* AAM/DFA U.S. High Book-to-Market Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(aa)	Addendum Number One re the reflection of the following name change:

* RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 26, 2001.

(bb)	Addendum Number Two re the reflection of the following name change:

* AAM/DFA U.S. High Book to Market Portfolio to the LWAS/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: February 27, 2009.

(vii)	Form of Dated July 18, 1997 re the:

* DFA International Value Portfolio IV

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 16/17 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: June 20, 1997.

(viii)	Form of Amended and Restated dated July 18, 1997 re the:

* Emerging Markets Portfolio II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 49/50 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 30, 2007.

(ix)	Dated December 8, 1998 re the:

* Tax-Managed U.S. Marketwide Value Portfolio II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 22, 1999.

(x)	Dated September 13, 1999 re the:

* U.S. Large Company Institutional Index Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 29, 2004.

(xi)	Administration Agreement dated December 23, 2003 re the:

* Global Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 29, 2004.

(xii)	Administration Agreement dated December 23, 2003 re the:

* Global 60/40 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 29, 2004.

(xiii)	Administration Agreement dated December 23, 2003 re the:

* Global 25/75 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 41/42 to the Registrant’s

Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 29, 2004.

(d)	Client Service Agreements between Reinhardt, Werba, Bowen, Inc. (“RWB”) and the Registrant.

(i)	Dated March 13, 1996 re the:

* RWB/DFA Two-Year Government Portfolio

Incorporated by reference to:

Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 3, 1998.

(aa)	Amended Agreement dated March 13, 1996 re the:

* RWB/DFA Two-Year Government Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 3, 1998.

(bb)	Amendment Number Two re the reflection of the following name change:

* RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 26, 2001.

(cc)	Amendment Number Three re the reflection of the following name change:

* AAM/DFA Two-Year Government Portfolio to the LWAS/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: February 27, 2009.

(ii)	Dated March 13, 1996 re the:

* RWB/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 3, 1998.

(aa)	Amended Agreement dated March 13, 1996 re

* RWB/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 3, 1998.

(bb)	Amendment Number Two re the reflection of the following name change:

* RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 26, 2001.

(cc)	Amendment Number Three re the reflection of the following name change:

* AAM/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: May 16, 2002.

(dd)	Amendment Number Four re the reflection of the following name change:

* AAM/DFA Two-Year Fixed Income Portfolio to the LWAS/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: February 27, 2009.

(iii)	Dated March 13, 1996 re the:

* RWB/DFA U.S. High Book-to-Market Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 3, 1998.

(aa)	Amendment dated March 13, 1996 re

* RWB/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 3, 1998.

(bb)	Addendum Number Two re the reflection of the following name change:

* RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 26, 2001.

(cc)	Addendum Number Three re the reflection of the following name change:

* AAM/DFA U.S. High Book to Market Portfolio to the LWAS/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: February 27, 2009.

(e)	Form of Facility Agreement with DFA.

Previously filed with this registration statement and incorporated herein by reference.

(f)	Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the Registrant re the:

* U.S. Small Cap Portfolio II;

* U.S. Large Cap Portfolio II; and

* DFA International Value Portfolio II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: March 3, 1998.

(g)	Form of Amended and Restated Expense Waiver and Assumption Agreement between the Registrant and DFA re: the:

* U.S. Large Company Institutional Index Portfolio

* Global Equity Portfolio

* Global 60/40 Portfolio

* Global 25/75 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: February 27, 2009

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm, filed herewith as Exhibit EX-99.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not	applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney dated December 18, 2009, filed herewith as Exhibit EX-99.16.a.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics of the Registrant, the Advisor and the Underwriter.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067.

Filing Date: January 29, 2004.

ITEM 17.	UNDERTAKINGS.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES

As required by the Securities Act of 1933, as amended, (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant in the City of Austin and the State of Texas on the 22nd day of December, 2009.

DIMENSIONAL INVESTMENT GROUP INC. (Registrant)

By:	/s/ David G. Booth
David G. Booth, President (Signature and Title)

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ David G. Booth David G. Booth	Chairman, Chief Executive Officer, President, and Director	December 22, 2009

/s/ George M. Constantinides* George M. Constantinides	Director	December 22, 2009

/s/ John P. Gould* John P. Gould	Director	December 22, 2009

/s/ Roger G. Ibbotson* Roger G. Ibbotson	Director	December 22, 2009

/s/ Eduardo A. Repetto* Eduardo A. Repetto	Director	December 22, 2009

/s/ Myron S. Scholes* Myron S. Scholes	Director	December 22, 2009

/s/ Abbie J. Smith* Abbie J. Smith	Director	December 22, 2009

/s/ David R. Martin* David R. Martin	Vice President, Chief Financial Officer, and Treasurer	December 22, 2009

*By:	/s/ David G. Booth
David G. Booth Attorney-in-Fact (Pursuant to a Power of Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Registration Statement of Dimensional Investment Group Inc., which has been signed on behalf of the Registrant in the City of Austin and the State of Texas on the 22nd day of December, 2009.

THE DFA INVESTMENT TRUST COMPANY (Registrant)

By:	/s/ David G. Booth
David G. Booth, President (Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Registration Statement of Dimensions Investment Group Inc. on the dates indicated.

Signature	Title	Date

/s/ David G. Booth David G. Booth	President, Trustee, Chairman, and Chief Executive Officer	December 22, 2009

/s/ Eduard A. Repetto* Eduardo A. Repetto	Trustee	December 22, 2009

/s/ David R. Martin* David R. Martin	Chief Financial Officer, Treasurer and Vice President	December 22, 2009

/s/ George M. Constantinides* George M. Constantinides	Trustee	December 22, 2009

/s/ John P. Gould* John P. Gould	Trustee	December 22, 2009

/s/ Roger G. Ibbotson* Roger G. Ibbotson	Trustee	December 22, 2009

/s/ Myron S. Scholes* Myron S. Scholes	Trustee	December 22, 2009

/s/ Abbie J. Smith* Abbie J. Smith	Trustee	December 22, 2009

*By:	/s/ David G. Booth
David G. Booth Attorney-in-Fact (Pursuant to a Power of Attorney)

EXHIBIT INDEX

N-14 Exhibit No.	EDGAR Exhibit No.	Description
2(a)	EX-99.2.a.	Amended and Restated Bylaws
11(a)	EX-99.11.a.	Opinion and Consent of Counsel
14(a)	EX-99.14.a.	Consent of Independent Registered Public Accounting Firm
16(a)	EX-99.16.a.	Powers of Attorney

1